UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	08-31-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
High-Yield Municipal Fund
August 31, 2016

High-Yield Municipal - Schedule of Investments
AUGUST 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 102.5%
Alabama — 1.7%
Birmingham GO, 5.00%, 4/1/18	1,000,000	1,068,570
Birmingham GO, 5.00%, 4/1/20	715,000	820,591
Industrial Development Board of the City of Mobile Alabama Rev., (Alabama Power Co.), VRDN, 1.625%, 10/2/18	2,000,000	2,025,920
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/24	2,520,000	3,073,241
Jefferson County Sewer Rev., 6.50%, 10/1/53	2,000,000	2,515,740
		9,504,062
Alaska — 0.5%
Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46	2,500,000	2,465,500
Arizona — 4.0%
Arizona School Facilities Board COP, 5.00%, 9/1/23	2,500,000	3,083,725
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/43	1,000,000	1,132,310
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	1,000,000	1,043,090
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,637,865
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,636,680
Industrial Development Authority of the City of Phoenix Rev., (Great Hearts Academies), 2.95%, 7/1/26	2,750,000	2,817,485
Industrial Development Authority of the City of Phoenix Rev., (Great Hearts Academies), 5.00%, 7/1/44	1,000,000	1,122,810
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,421,480
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/35	500,000	555,740
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/45	1,000,000	1,094,780
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,131,780
Pima County Sewer System Rev., 5.00%, 7/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,191,650
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup, Inc.)	1,000,000	1,288,600
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	462,000	463,146
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	271,000	271,496
		21,892,637
California — 9.9%
Antelope Valley Healthcare District Rev., 5.00%, 3/1/21	3,855,000	4,329,126
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(3)	8,000,000	845,680
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	2,000,000	2,355,400
California Municipal Finance Authority Rev., (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(2)	800,000	1,050,680
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(1)	1,500,000	1,564,140
California State Public Works Board Rev., 5.00%, 3/1/30	1,500,000	1,808,520
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 3.25%, 5/15/31	2,000,000	2,078,040
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	2,000,000	2,332,700
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 7.50%, 6/1/42	1,950,000	2,162,940
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	581,215
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	575,300
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	1,146,080

California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/56(1)	1,000,000	1,162,300
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(3)	2,500,000	2,020,950
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(4)	500,000	447,700
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(3)	750,000	415,838
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	611,620
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,250,000	2,728,192
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	500,000	597,505
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	500,000	504,925
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	1,000,000	1,027,160
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	2,000,000	2,008,080
Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47	1,500,000	1,533,480
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 6.15%, 7/15/40	2,000,000	2,234,440
Long Beach Unified School District GO, Capital Appreciation, 0.00%, 8/1/25 (AGC)(3)	1,595,000	1,333,308
Los Angeles Unified School District GO, 5.00%, 7/1/20	1,000,000	1,162,350
Morongo Band of Mission Indians Rev., 6.50%, 3/1/28(1)	1,000,000	1,074,260
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/38	385,000	485,408
Palm Springs Airport Rev., 6.40%, 7/1/23	250,000	250,523
Palm Springs Airport Rev., 6.50%, 7/1/27	180,000	180,391
Poway Unified School District GO, 0.00%, 8/1/32(3)	2,000,000	1,291,840
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,670,235
River Rock Entertainment Authority Rev., 8.00%, 11/1/18(5)(6)	2,931,000	439,621
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/23	750,000	915,952
San Francisco City & County Redevelopment Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(3)	3,500,000	827,960
San Francisco City & County Redevelopment Agency Tax Allocation, 6.625%, 8/1/19, Prerefunded at 100% of Par(2)	250,000	293,178
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(3)	1,000,000	498,120
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	3,000,000	3,387,330
Sunnyvale Special Tax, 7.75%, 8/1/32	1,500,000	1,504,185
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	2,000,000	2,276,240
		53,712,912
Colorado — 3.6%
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,080,510
City & County of Denver Rev., (United Airlines, Inc.), 5.75%, 10/1/32	1,500,000	1,562,700
Colorado Health Facilities Authority Rev., (Total Longterm Care, Inc.), 6.00%, 11/15/20, Prerefunded at 100% of Par(2)	500,000	602,700
Denver Health & Hospital Authority Rev., 5.00%, 12/1/39	800,000	918,968
Denver Health & Hospital Authority Rev., 5.25%, 12/1/45	250,000	291,622
Denver Urban Renewal Authority Tax Allocation, 5.00%, 12/1/25	1,500,000	1,786,155
E-470 Public Highway Authority Rev., VRDN, 1.74%, 9/1/16	2,200,000	2,195,908
Foothills Metropolitan District Special Assessment, 6.00%, 12/1/38	1,000,000	1,114,700
Leyden Rock Metropolitan District No. 10 GO, 5.00%, 12/1/45	1,250,000	1,288,700
One Horse Business Improvement District Rev., 6.00%, 6/1/24	1,290,000	1,293,006
Park Creek Metropolitan District Tax Allocation, 5.00%, 12/1/45	1,125,000	1,318,410
Plaza Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/22(1)	500,000	563,300
Regional Transportation District COP, 5.00%, 6/1/20	1,750,000	2,010,925
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,000,000	1,156,590
State of Colorado Department of Transportation Rev., 5.00%, 12/15/16	2,000,000	2,026,440
Water Valley Metropolitan District No. 01 GO, 5.25%, 12/1/40	300,000	333,930
		19,544,564
Connecticut — 0.6%
Connecticut State Health & Educational Facility Authority Rev., (Church Home of Hartford, Inc.), 2.875%, 9/1/20(1)	700,000	705,194

Connecticut State Health & Educational Facility Authority Rev., (Yale University), VRDN, 1.375%, 7/11/18	2,500,000	2,533,350
		3,238,544
Delaware — 0.3%
Delaware State Economic Development Authority Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,692,750
District of Columbia — 0.9%
District of Columbia Rev., (Friendship Public Charter School, Inc.), 5.00%, 6/1/46	1,385,000	1,575,008
District of Columbia Rev., (National Law Enforcement Officers Memorial Fund, Inc.), 7.75%, 7/1/49	3,000,000	3,261,420
		4,836,428
Florida — 6.1%
Alachua County Health Facilities Authority Rev., (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	1,500,000	1,724,970
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	258,125
Brevard County Rev., (University Financing Foundation, Inc.), 6.75%, 11/1/39	1,000,000	1,110,890
Brevard County Health Facilities Authority Rev., (Health First, Inc. Obligated Group), 5.00%, 4/1/39	2,445,000	2,878,670
Broward County Airport System Rev., 5.00%, 10/1/28	2,000,000	2,452,280
Broward County Airport System Rev., 5.25%, 10/1/38	500,000	607,920
Celebration Pointe Community Development District Special Assessment, 5.125%, 5/1/45	750,000	785,310
Escambia County Rev., (Gulf Power Co.), VRDN, 2.10%, 4/11/19	500,000	513,660
Greater Orlando Aviation Authority Rev., (JetBlue Airways Corp.), 5.00%, 11/15/36	1,000,000	1,075,910
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/21	350,000	408,811
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/22	250,000	297,800
Hillsborough County Industrial Development Authority Rev., (Florida Health Sciences Center, Inc.), 5.00%, 10/1/34	1,250,000	1,454,775
Hillsborough County School Board COP, 5.00%, 7/1/22	1,250,000	1,510,187
Lakeland Rev., (Lakeland Regional Medical Center Obligated Group), 5.00%, 11/15/45	1,500,000	1,755,360
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center, Inc.), 5.50%, 11/15/42	1,500,000	1,713,195
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,223,940
Miami-Dade County Rev., 5.00%, 10/1/37	1,500,000	1,760,280
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,526,475
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,000,000	1,210,040
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	1,059,677
Mid-Bay Bridge Authority Rev., 7.25%, 10/1/21, Prerefunded at 100% of Par(2)	515,000	671,900
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 5.00%, 10/1/27	1,000,000	1,281,380
Orange County Health Facilities Authority Rev., (Presbyterian Retirement Communities, Inc. Obligated Group), 5.00%, 8/1/34	1,450,000	1,684,566
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	1,000,000	1,125,470
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,509,629
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	470,000	564,823
Village Community Development District No. 8 Special Assessment, 6.125%, 5/1/39	790,000	919,639
		33,085,682
Georgia — 1.6%
Atlanta Department of Aviation Rev., 5.00%, 1/1/29	1,000,000	1,131,010
Atlanta Water & Wastewater Rev., 6.25%, 11/1/19, Prerefunded at 100% of Par(2)	3,000,000	3,521,700
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/36	1,000,000	1,189,340
Marietta Development Authority Rev., (Life University, Inc.), 7.00%, 6/15/39	1,000,000	1,050,510
Monroe County Development Authority Rev., (Georgia Power Co.), VRDN, 2.35%, 12/11/20	1,500,000	1,563,120
		8,455,680
Guam — 0.2%
Guam Government Department of Education COP, 6.625%, 12/1/30	1,000,000	1,099,120
Hawaii — 0.6%
State of Hawaii Department of Budget & Finance Rev., (Chaminade University of Honolulu), 5.00%, 1/1/45(1)	1,500,000	1,571,730
State of Hawaii Department of Budget & Finance Rev., (Craigside Retirement Residence), 9.00%, 11/15/44	1,500,000	1,824,000
		3,395,730

Idaho — 1.3%
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/25	1,985,000	2,366,854
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/26	250,000	300,340
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/37	1,000,000	1,158,570
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,404,603
		7,230,367
Illinois — 11.5%
Chicago GO, 5.50%, 1/1/39	2,000,000	2,099,280
Chicago GO, 5.00%, 1/1/40	2,500,000	2,551,525
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,546,348
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,596,462
Chicago Midway International Airport Rev., 5.00%, 1/1/31	2,000,000	2,404,640
Chicago O'Hare International Airport Rev., 5.00%, 1/1/22	3,000,000	3,531,150
Chicago O'Hare International Airport Rev., 5.00%, 1/1/27	3,000,000	3,626,160
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	245,000	284,016
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	245,000	283,227
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,240,000	1,429,509
Chicago Wastewater Transmission Rev., 5.00%, 1/1/44	500,000	566,425
Chicago Waterworks Rev., 5.00%, 11/1/29	1,750,000	2,117,237
Chicago Waterworks Rev., 5.00%, 11/1/30	1,000,000	1,206,220
Chicago Waterworks Rev., 5.00%, 11/1/31	1,000,000	1,198,340
Chicago Waterworks Rev., 5.00%, 11/1/39	450,000	518,261
Cook County GO, 5.00%, 11/15/21	2,250,000	2,608,335
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,843,898
Illinois Finance Authority Rev., 6.25%, 10/1/33	1,000,000	1,158,590
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,073,340
Illinois Finance Authority Rev., (Northwestern Memorial Healthcare Obligated Group), 5.00%, 8/15/43	1,000,000	1,142,880
Illinois Finance Authority Rev., (OSF Healthcare System Obligated Group), 5.00%, 11/15/45	1,300,000	1,533,506
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/50	2,000,000	2,146,400
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 5.00%, 2/15/26	4,000,000	4,717,480
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 4.00%, 2/15/41	2,400,000	2,435,880
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 7.25%, 11/1/18, Prerefunded at 100% of Par(2)	1,500,000	1,713,510
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/38	500,000	595,290
Illinois Finance Authority Rev., (University of Chicago), VRDN, 1.10%, 2/15/18	1,125,000	1,130,153
Illinois State Toll Highway Authority Rev., 5.00%, 12/1/32	910,000	1,122,176
Metropolitan Pier & Exposition Authority Rev., Capital Appreciation, 0.00%, 12/15/41(3)	1,000,000	347,380
Northern Illinois Municipal Power Agency Rev., 5.00%, 12/1/22(7)	1,250,000	1,502,887
Northern Illinois Municipal Power Agency Rev., 5.00%, 12/1/23(7)	1,300,000	1,587,807
State of Illinois GO, 5.00%, 6/1/20	2,000,000	2,200,560
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,128,340
University of Illinois Rev., 5.25%, 4/1/41	625,000	711,175
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	1,965,020
		62,623,407
Indiana — 0.1%
Richmond Hospital Authority Rev., (Reid Hospital & Health Care Services, Inc.), 5.00%, 1/1/39	500,000	591,220
Iowa — 0.2%
Iowa Tobacco Settlement Authority Rev., 5.625%, 6/1/46	1,000,000	1,002,610
Kentucky — 0.8%
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	4,251,170

Louisiana — 2.1%
Louisiana Offshore Terminal Authority Rev., (Loop LLC), VRDN, 0.58%, 9/1/16 (LOC: JPMorgan Chase Bank N.A.)	3,100,000	3,100,000
Louisiana Public Facilities Authority Rev., (Entergy Louisiana LLC), 3.375%, 9/1/28	3,000,000	3,132,480
Louisiana State Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	1,500,000	1,712,025
New Orleans Aviation Board Rev., 6.50%, 1/1/40	1,500,000	1,670,565
New Orleans Sewerage Service Rev., 5.00%, 6/1/40	695,000	819,996
New Orleans Sewerage Service Rev., 5.00%, 6/1/45	640,000	752,915
		11,187,981
Maryland — 1.9%
Anne Arundel County Tax Allocation, 6.10%, 7/1/40	1,000,000	1,058,600
Baltimore Tax Allocation, 7.00%, 9/1/38	2,900,000	3,081,076
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.75%, 6/1/35	1,000,000	1,119,220
Maryland Health & Higher Educational Facilities Authority Rev., (LifeBridge Health Obligated Group), 5.00%, 7/1/47	2,000,000	2,379,780
Maryland Health & Higher Educational Facilities Authority Rev., (MedStar Health Obligated Group), 5.00%, 8/15/42 (GA: Maryland Hospitals)	1,000,000	1,184,860
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	1,405,000	1,509,574
		10,333,110
Massachusetts — 0.8%
Massachusetts Development Finance Agency Rev., (Lahey Clinic Obligated Group), 5.00%, 8/15/45	910,000	1,081,480
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 4.00%, 7/1/36	1,185,000	1,289,967
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 4.00%, 7/1/41	570,000	615,435
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/46	1,000,000	1,190,300
		4,177,182
Michigan — 2.7%
Detroit City School District GO, 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,895,049
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,430,000
Kentwood Economic Development Corp. Rev., (Holland Home Obligated Group), 5.625%, 11/15/41	1,750,000	1,932,630
Lincoln Consolidated School District GO, 5.00%, 5/1/20 (AGM Q-SBLF)	1,490,000	1,693,653
Michigan Finance Authority Rev., 5.00%, 5/1/25 (Q-SBLF)	375,000	460,980
Michigan Finance Authority Rev., (Beaumont Health Obligated Group), 4.00%, 11/1/46	2,000,000	2,156,680
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/39	835,000	981,534
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	1,000,000	1,088,870
Royal Oak Hospital Finance Authority Rev., (Beaumont Health Obligated Group), 5.00%, 9/1/39	1,600,000	1,863,088
		14,502,484
Minnesota — 0.2%
Township of Baytown Rev., (State Croix Preparatory Academy), 4.25%, 8/1/46	1,225,000	1,244,808
Mississippi — 0.6%
Mississippi Development Bank Rev., 5.00%, 3/1/29 (AGM)	2,640,000	3,215,467
Missouri — 2.1%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 6.00%, 2/1/41	1,250,000	1,441,163
Health & Educational Facilities Authority of the State of Missouri Rev., (St. Louis College of Pharmacy), 5.50%, 5/1/43	1,000,000	1,144,150
Health & Educational Facilities Authority of the State of Missouri Rev., (St. Louis College of Pharmacy), 5.00%, 5/1/45	1,890,000	2,083,347
Kansas City Industrial Development Authority Rev., (Kansas City United Methodist Retirement Home, Inc.), 6.00%, 11/15/51(1)	1,500,000	1,561,260
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 8.25%, 5/15/45	3,000,000	3,393,510
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	1,800,000	1,897,056
		11,520,486
Nebraska — 1.1%
Central Plains Energy Project Rev., 5.00%, 9/1/42	1,360,000	1,533,808

Douglas County Hospital Authority No. 2 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	1,250,000	1,470,375
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	250,000	294,075
Santee Sioux Nation Rev., 8.75%, 10/1/20 (Acquired 11/19/09, Cost $2,400,000)(8)	2,400,000	2,408,496
		5,706,754
Nevada — 1.7%
Clark County Special Assessment, 5.00%, 8/1/30	1,475,000	1,641,174
Clark County Special Assessment, 5.00%, 8/1/32	375,000	414,225
Clark County Special Assessment, 5.00%, 8/1/35	700,000	764,848
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	2,030,000	2,222,931
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	920,000	934,720
Las Vegas Redevelopment Agency Tax Allocation, 3.00%, 6/15/32	2,500,000	2,458,200
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	1,000,000	1,065,650
		9,501,748
New Jersey — 3.6%
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	2,000,000	2,228,840
New Jersey Economic Development Authority Rev., (NYNJ Link Borrower LLC), 5.375%, 1/1/43	1,600,000	1,863,296
New Jersey Economic Development Authority Rev., (SJF CCRC, Inc.), 5.25%, 1/1/44	1,000,000	1,091,990
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.25%, 9/15/29	1,000,000	1,121,750
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.50%, 6/1/33	500,000	571,500
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/35(7)	1,000,000	1,112,620
New Jersey Health Care Facilities Financing Authority Rev., (Barnabas Health Obligated Group), 5.00%, 7/1/44	1,000,000	1,171,000
New Jersey Health Care Facilities Financing Authority Rev., (Princeton HealthCare System Obligated Group), 5.00%, 7/1/22	1,000,000	1,195,720
New Jersey Health Care Facilities Financing Authority Rev., (Princeton HealthCare System Obligated Group), 5.00%, 7/1/23	1,000,000	1,218,170
New Jersey Health Care Facilities Financing Authority Rev., (University Hospital), 5.00%, 7/1/46 (AGM)	1,800,000	2,117,952
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/42	1,000,000	1,101,600
Tobacco Settlement Financing Corp. Rev., 4.75%, 6/1/34	2,000,000	1,961,080
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41	3,000,000	2,957,010
		19,712,528
New Mexico — 0.2%
Montecito Estates Public Improvement District Special Tax, 7.00%, 10/1/37	1,070,000	1,091,635
New York — 12.2%
Brooklyn Arena Local Development Corp. Rev., 6.25%, 1/15/20, Prerefunded at 100% of Par(2)	800,000	946,272
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 5.00%, 7/15/20(7)	600,000	683,040
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,719,540
Build NYC Resource Corp. Rev., (Albert Einstein College of Medicine, Inc.), 5.50%, 9/1/45(1)	3,000,000	3,611,340
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.25%, 11/1/34	750,000	832,118
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.50%, 11/1/44	1,000,000	1,113,550
Build NYC Resource Corp. Rev., (Pratt Paper, Inc.), 5.00%, 1/1/35(1)	1,000,000	1,153,630
Dutchess County Local Development Corp. Rev., (Marist College), 5.00%, 7/1/45	3,000,000	3,591,060
Metropolitan Transportation Authority Rev., 5.00%, 11/15/19	4,000,000	4,527,520
Nassau County Tobacco Settlement Corp. Rev., 5.00%, 6/1/35	2,000,000	1,999,860
New York City GO, 5.00%, 8/1/18	3,000,000	3,246,660
New York City GO, 5.00%, 8/1/23	750,000	934,207
New York City GO, 5.00%, 8/1/36	900,000	1,082,601
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,117,040
New York Liberty Development Corp. Rev., (3 World Trade Center LLC), 5.00%, 11/15/44(1)	5,000,000	5,817,150
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	1,030,000	1,417,785
New York State Dormitory Authority Rev., 5.00%, 3/15/17	1,795,000	1,839,175

New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/26	500,000	617,645
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 5.00%, 5/1/43	1,500,000	1,775,775
New York State Dormitory Authority Rev., (Touro College and University System Obligated Group), 5.50%, 1/1/44	850,000	973,479
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 5.00%, 8/1/31	5,000,000	5,509,100
New York Transportation Development Corp. Rev., (Laguardia Gateway Partners LLC), 5.25%, 1/1/50	7,000,000	8,214,640
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/22	1,000,000	1,183,240
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/23	1,000,000	1,206,660
Newburgh GO, 5.625%, 6/15/33	1,400,000	1,558,088
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/36	2,000,000	2,357,680
Triborough Bridge & Tunnel Authority Rev., Capital Appreciation, 0.00%, 11/15/30(3)	1,500,000	1,040,160
TSASC, Inc. Rev., 5.125%, 6/1/42	1,000,000	998,360
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	1,655,000	1,948,448
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/21	1,565,000	1,843,805
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/23	1,000,000	1,221,860
		66,081,488
North Carolina — 0.5%
North Carolina Capital Facilities Finance Agency Rev., (Duke Energy Carolinas LLC), 4.375%, 10/1/31	1,500,000	1,668,600
North Carolina Medical Care Commission Rev., (Maryfield, Inc.), 5.00%, 10/1/35	1,000,000	1,119,730
		2,788,330
North Dakota — 0.2%
Grand Forks Rev., (Altru Health System), VRDN, 0.64%, 9/1/16 (LOC: Bank of America N.A.)	1,200,000	1,200,000
Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority Rev., 5.125%, 6/1/24	2,000,000	1,963,880
Buckeye Tobacco Settlement Financing Authority Rev., 5.75%, 6/1/34	1,000,000	994,180
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/47	5,000,000	4,999,850
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	2,000,000	2,461,840
Hamilton County Rev., (UC Health Obligated Group), 5.00%, 2/1/44	1,250,000	1,438,862
Muskingum County Rev., (Genesis Health System Obligated Group), 5.00%, 2/15/44	2,500,000	2,728,550
Southeastern Ohio Port Authority Rev., (Marietta Area Health Care, Inc. Obligated Group), 5.00%, 12/1/43	250,000	269,958
Southeastern Ohio Port Authority Rev., (Marietta Area Health Care, Inc. Obligated Group), 5.50%, 12/1/43	550,000	629,051
		15,486,171
Oklahoma — 1.4%
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/28	2,000,000	2,323,620
Tulsa Airports Improvement Trust Rev., (American Airlines, Inc.), 5.50%, 12/1/35	2,000,000	2,294,160
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 7.25%, 11/1/40	2,500,000	2,768,975
		7,386,755
Oregon — 1.2%
Astoria Hospital Facilities Authority Rev., (Columbia Memorial Hospital), 4.00%, 8/1/46	750,000	793,103
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.50%, 3/1/37 (Acquired 6/28/07, Cost $1,370,000)(8)	1,370,000	1,387,207
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/42	1,000,000	1,132,090
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/47	1,250,000	1,415,112
State of Oregon GO, 5.00%, 5/1/21, Prerefunded at 100% of Par(2)	1,250,000	1,483,175
Yamhill County Hospital Authority Rev., (Friendsview Manor), 4.00%, 11/15/26	500,000	531,885
		6,742,572
Pennsylvania — 5.8%
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.25%, 12/1/45	1,400,000	1,479,716
Chester County Industrial Development Authority Rev., (Renaissance Academy Charter School), 5.00%, 10/1/44	1,000,000	1,097,090
Delaware County Industrial Development Authority Rev., (Chester Fund For Education & the Arts), 5.125%, 6/1/46(1)	3,000,000	3,034,680

Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.625%, 7/1/42	2,500,000	2,811,650
Huntingdon County General Authority Rev., (Juniata College), 5.00%, 5/1/46	1,500,000	1,755,555
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/45	1,250,000	1,434,375
Montgomery County Industrial Development Authority Rev., (Foulkeways at Gwynedd), 5.00%, 12/1/46	1,000,000	1,166,560
Northampton County General Purpose Authority Rev., (Moravian College), 5.00%, 10/1/36	2,250,000	2,654,010
Pennsylvania Economic Development Financing Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 6.25%, 10/15/19, Prerefunded at 100% of Par(2)	2,000,000	2,259,040
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	265,000	324,169
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	890,000	1,101,642
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	1,100,000	1,374,835
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/41	2,000,000	2,315,860
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/44	880,000	1,048,115
Philadelphia GO, 5.00%, 7/15/38	1,500,000	1,753,200
Philadelphia Authority for Industrial Development Rev., (Frankford Valley Foundation for Literacy), 7.25%, 6/15/43	1,500,000	1,815,540
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	500,000	518,130
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	2,105,920
Philadelphia Municipal Authority Rev., 6.50%, 4/1/39	1,500,000	1,683,540
		31,733,627
Rhode Island — 0.2%
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,073,920
South Carolina — 1.3%
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/19 (BAM)	500,000	562,335
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/20 (BAM)	1,000,000	1,156,520
Piedmont Municipal Power Agency Rev., 5.00%, 1/1/25	1,245,000	1,556,362
South Carolina Jobs-Economic Development Authority Rev., (Palmetto Health), 5.75%, 8/1/39	1,475,000	1,611,836
Spartanburg Regional Health Services District Rev., 5.00%, 4/15/37	2,000,000	2,260,120
		7,147,173
Tennessee — 0.8%
Clarksville Public Building Authority Rev., VRDN, 0.63%, 9/1/16 (LOC: Bank of America N.A.)	3,400,000	3,400,000
Montgomery County Public Building Authority Rev., VRDN, 0.63%, 9/1/16 (LOC: Bank of America N.A.)	900,000	900,000
		4,300,000
Texas — 6.6%
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/36(7)	700,000	719,362
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/46(7)	1,325,000	1,353,196
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,090,350
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,158,060
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/40	1,500,000	1,777,245
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/26	3,000,000	3,474,270
Houston Rev., 5.00%, 9/1/39	1,000,000	1,179,460
Houston Rev., 5.00%, 9/1/40	875,000	1,031,336
La Vernia Higher Education Finance Corp. Rev., (KIPP, Inc.), 6.25%, 8/15/19, Prerefunded at 100% of Par (GA: PHILO Houston LLC)(2)	1,000,000	1,158,640
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	500,000	568,415
Mission Economic Development Corp. Rev., (Natgasoline LLC), 5.75%, 10/1/31(1)	1,500,000	1,601,490
New Hope Cultural Education Facilities Finance Corp. Rev., (Carillon, Inc.), 5.00%, 7/1/46	1,000,000	1,045,140
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/48	500,000	574,710
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Crestview), 4.00%, 11/15/26(7)	2,000,000	2,213,300
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Crestview), 5.00%, 11/15/31(7)	850,000	982,167

New Hope Cultural Education Facilities Finance Corp. Rev., (Westminster Manor), 5.00%, 11/1/40(7)	1,000,000	1,169,670
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	2,148,708
North Texas Tollway Authority Rev., 5.00%, 1/1/40	890,000	1,043,436
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46(7)	1,000,000	1,031,830
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 7.00%, 6/30/40	3,000,000	3,603,030
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/21 (BAM)(7)	2,045,000	2,369,460
Texas State Public Finance Authority Charter School Finance Corp. Rev., (Harmony Public Schools), 6.20%, 2/15/20, Prerefunded at 100% of Par(2)	1,500,000	1,775,100
Travis County Health Facilities Development Corp. Rev., (Westminster Manor), 7.125%, 11/1/20, Prerefunded at 100% of Par(2)	1,500,000	1,879,365
		35,947,740
Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/24	1,000,000	1,246,160
Virginia — 2.2%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	1,000,000	1,064,550
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,835,103
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/31	1,000,000	1,231,600
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	1,000,000	1,021,840
Mosaic District Community Development Authority Special Assessment, 6.875%, 3/1/36	1,000,000	1,157,430
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	980,070
Washington County Industrial Development Authority Rev., (Mountain States Health Alliance Obligated Group), 7.75%, 7/1/38	1,200,000	1,363,128
Wise County Industrial Development Authority Rev., (Virginia Electric & Power Co.), VRDN, 2.15%, 9/1/20	3,000,000	3,116,130
		11,769,851
Washington — 3.0%
Port of Seattle Rev., 5.00%, 3/1/18	1,000,000	1,065,560
Port of Seattle Industrial Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 4/1/30	1,000,000	1,088,720
Seattle Municipal Light & Power Rev. VRDN, 1.24%, 9/1/16	3,750,000	3,750,000
State of Washington GO, 5.00%, 7/1/27	2,500,000	3,147,325
Washington State Housing Finance Commission Rev., (Bayview Manor Homes), 4.00%, 7/1/26(1)	1,250,000	1,306,875
Washington State Housing Finance Commission Rev., (Heron's Key Obligated Group), 7.00%, 7/1/50(1)	1,250,000	1,354,662
Washington State Housing Finance Commission Rev., (Presbyterian Retirement Communities Northwest Obligated Group), 5.00%, 1/1/31(1)(7)	2,000,000	2,316,660
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(1)	2,000,000	2,383,920
		16,413,722
West Virginia — 0.2%
West Virginia Economic Development Authority Rev., (Morgantown Energy Associates), 2.875%, 12/15/26	1,000,000	1,011,830
Wisconsin — 2.5%
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,721,758
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.125%, 6/1/48(1)	1,000,000	1,033,680
Public Finance Authority Rev., (North Carolina Charter Educational Foundation Obligated Group), 5.00%, 6/15/46	2,500,000	2,523,375
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.50%, 4/1/32	2,000,000	2,113,180
Wisconsin Health & Educational Facilities Authority Rev., (Beloit College), 5.00%, 7/1/36(7)	625,000	729,538
Wisconsin Health & Educational Facilities Authority Rev., (Beloit College), 5.00%, 7/1/39(7)	1,550,000	1,802,107
Wisconsin Health & Educational Facilities Authority Rev., (Mile Bluff Medical Center, Inc.), 5.75%, 5/1/39	1,000,000	1,100,640
Wisconsin Health & Educational Facilities Authority Rev., (St. John's Communities, Inc.), 7.625%, 9/15/19, Prerefunded at 100% of Par(2)	1,000,000	1,199,950
Wisconsin Health & Educational Facilities Authority Rev., (St. John's Communities, Inc.), 5.00%, 9/15/45	1,000,000	1,105,340
		13,329,568

Wyoming — 0.4%
Campbell County Rev., (Basin Electric Power Cooperative), 5.75%, 7/15/39	2,000,000	2,250,180
TOTAL INVESTMENT SECURITIES — 102.5% (Cost $516,566,069)		556,725,653
OTHER ASSETS AND LIABILITIES — (2.5)%		(13,781,606)
TOTAL NET ASSETS — 100.0%		$542,944,047

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
Q-SBLF	-	Qualified School Board Loan Fund
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $49,380,175, which represented 9.1% of total net assets.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(5)	Non-income producing.

(6)	Security is in default.

(7)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(8)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,795,703, which represented 0.7% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$516,566,069
Gross tax appreciation of investments	$42,518,809
Gross tax depreciation of investments	(2,359,225)
Net tax appreciation (depreciation) of investments	$40,159,584

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
August 31, 2016

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 100.5%
Alabama — 0.6%
Alabama 21st Century Authority Rev., 5.00%, 6/1/17	1,500,000	1,546,935
Alabama 21st Century Authority Rev., 5.00%, 6/1/19	4,510,000	4,991,127
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,204,240
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,218,800
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,396,360
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	7,442,629
		18,800,091
Alaska — 0.3%
Borough of Aleutians East Rev., (Aleutian Pribilof Islands Association, Inc.), 5.00%, 6/1/20 (ACA)	1,535,000	1,536,427
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	4,370,007
Valdez Rev., (BP Pipelines Alaska, Inc.), 5.00%, 1/1/21 (GA: BP plc)	2,600,000	2,990,988
		8,897,422
Arizona — 1.4%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), 5.00%, 1/1/25	2,000,000	2,530,280
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRDN, 1.24%, 10/1/16	7,500,000	6,943,050
Arizona Water Infrastructure Finance Authority Rev., 5.00%, 10/1/18	3,000,000	3,269,250
Industrial Development Authority of the City of Phoenix Rev., (Great Hearts Academies), 5.00%, 7/1/36	1,875,000	2,147,344
Industrial Development Authority of the City of Phoenix Rev., (Great Hearts Academies), 5.00%, 7/1/41	1,200,000	1,366,356
Industrial Development Authority of the City of Phoenix Rev., (Great Hearts Academies), 5.00%, 7/1/46	1,300,000	1,474,863
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	889,056
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	772,950
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,276,850
Mesa Rev., 5.00%, 7/1/27	2,100,000	2,173,353
Navajo County Unified School District No. 20 Whiteriver Rev., 5.00%, 7/1/17 (NATL)	1,815,000	1,875,530
Phoenix GO, 6.25%, 7/1/17	1,070,000	1,120,718
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/21	1,000,000	1,190,870
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/22	1,250,000	1,523,138
Phoenix Civic Improvement Corp. Rev., 5.50%, 7/1/24	2,000,000	2,173,980
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/40	3,050,000	3,438,265
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(1)	1,065,000	1,154,226
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)	645,000	693,194
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(1)	1,120,000	1,262,195
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)	680,000	757,085
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	4,900,000	5,173,714
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39	4,400,000	4,802,732
		48,008,999
Arkansas — 0.2%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,178,480
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,623,799
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,394,871
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/26	1,000,000	1,216,200

Little Rock Metrocentere Improvement District No. 1 Rev., (Wehco Media, Inc.), VRDN, 0.60%, 9/1/16 (LOC: JPMorgan Chase Bank N.A.)	200,000	200,000
		5,613,350
California — 14.5%
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/21	700,000	795,067
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/23	1,000,000	1,165,570
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,253,160
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	6,990,000	8,587,844
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24	1,500,000	1,879,275
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(2)	2,000,000	1,631,580
Anaheim Public Financing Authority Rev., 5.00%, 5/1/26	2,000,000	2,492,060
Anaheim Public Financing Authority Rev., 5.00%, 5/1/27	1,725,000	2,159,286
Anaheim Public Financing Authority Rev., 5.00%, 5/1/30	1,750,000	2,160,602
Anaheim Public Financing Authority Rev., 5.00%, 5/1/31	2,000,000	2,459,580
Anaheim Public Financing Authority Rev., 5.00%, 5/1/32	2,000,000	2,459,580
Anaheim Public Financing Authority Rev., 5.00%, 5/1/33	1,800,000	2,204,946
Bay Area Toll Authority Rev., VRDN, 1.26%, 9/1/16	2,000,000	2,000,620
Bay Area Toll Authority Rev., VRDN, 1.66%, 9/1/16	3,750,000	3,789,225
Bay Area Toll Authority Rev., VRDN, 1.45%, 8/1/17	5,975,000	5,998,900
Bay Area Toll Authority Rev., VRDN, 1.50%, 4/2/18	2,000,000	2,014,200
California Educational Facilities Authority Rev., (Pomona College), 5.00%, 1/1/24	3,500,000	3,853,675
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.75%, 9/1/19, Prerefunded at 100% of Par(1)	2,500,000	2,878,025
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	10,000,000	11,777,000
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 5.50%, 7/1/22	5,000,000	5,666,800
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), VRDN, 1.45%, 3/15/17, Prerefunded at 100% of Par(1)	1,500,000	1,507,440
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), VRDN, 1.45%, 3/15/17, Prerefunded at 100% of Par(1)	2,200,000	2,210,912
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), VRDN, 1.45%, 3/15/17, Prerefunded at 100% of Par(1)	1,205,000	1,210,977
California Health Facilities Financing Authority Rev., (Providence Health & Services Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	45,000	50,488
California Health Facilities Financing Authority Rev., (Providence Health & Services Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	2,335,000	2,619,777
California Health Facilities Financing Authority Rev., (St. Joseph Health System Obligated Group), 5.00%, 7/1/37	1,810,000	2,152,615
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/19	1,900,000	2,141,110
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/24	1,250,000	1,497,863
California Municipal Finance Authority COP, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/39	1,450,000	1,602,453
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/40	1,500,000	1,742,535
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(1)	2,035,000	2,504,108
California State Public Works Board Rev., 5.375%, 11/1/22	8,000,000	9,160,560
California State Public Works Board Rev., 5.00%, 4/1/24	11,500,000	13,901,430
California State Public Works Board Rev., 5.00%, 4/1/25	5,000,000	6,030,600
California State Public Works Board Rev., 5.00%, 5/1/27	7,460,000	9,438,243
California State Public Works Board Rev., 6.25%, 4/1/34	4,000,000	4,559,320
California Statewide Communities Development Authority Rev., 5.25%, 10/1/19 (AGM)	110,000	110,432
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,888,470
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,917,645
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,273,610
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	10,400,000	12,130,040

California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.51%, 9/1/16	5,000,000	5,009,800
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 5.00%, 5/1/17	2,200,000	2,262,084
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 5.00%, 5/1/17	2,400,000	2,467,728
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(2)	2,530,000	1,833,542
Foothill-De Anza Community College District GO, 5.00%, 8/1/17 (Ambac)	820,000	854,243
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,450,000	2,970,698
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.00%, 1/15/18	3,750,000	3,870,825
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	4,000,000	4,780,040
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,750,000	2,106,860
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,662,947
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,977,980
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,832,594
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,528,700
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,291,091
Los Angeles Community College District GO, 5.00%, 8/1/18, Prerefunded at 100% of Par(1)	2,250,000	2,440,035
Los Angeles County COP, 5.00%, 9/1/20	900,000	1,045,413
Los Angeles County COP, 5.00%, 9/1/21	1,250,000	1,493,013
Los Angeles Department of Water Rev., 4.00%, 7/1/17	100,000	102,957
Los Angeles Department of Water Rev., 5.00%, 7/1/18	500,000	540,525
Los Angeles Department of Water Rev., 5.00%, 7/1/19	250,000	280,780
Los Angeles Department of Water Rev., 5.00%, 7/1/20	5,000,000	5,611,850
Los Angeles Department of Water Rev., 5.00%, 7/1/20	1,000,000	1,161,940
Los Angeles Department of Water Rev., 5.00%, 7/1/21	500,000	600,140
Los Angeles Unified School District GO, 5.00%, 7/1/18	2,300,000	2,487,312
Los Angeles Unified School District GO, 5.00%, 7/1/18	3,205,000	3,466,015
Los Angeles Unified School District GO, 5.00%, 7/1/20	6,065,000	6,805,355
Los Angeles Unified School District GO, 5.00%, 7/1/21	6,520,000	7,313,940
Los Angeles Wastewater System Rev., 5.00%, 6/1/27	2,400,000	3,103,056
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	2,400,000	2,699,472
Metropolitan Water District of Southern California Rev., VRDN, 0.94%, 9/1/16	7,000,000	6,994,820
Northern California Power Agency Rev., 5.00%, 7/1/19 (AGC)	2,300,000	2,481,815
Northern California Power Agency Rev., 5.00%, 7/1/20 (AGC)	2,500,000	2,696,650
Northern California Power Agency Rev., 5.00%, 7/1/21 (AGC)	5,000,000	5,390,450
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/20	5,005,000	5,792,387
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/21	1,100,000	1,304,556
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26	1,025,000	1,314,255
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,295,000	1,648,315
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,000,000	1,264,860
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/34	1,000,000	1,231,020
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/35	800,000	981,904
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/38	1,975,000	2,490,080
Palomar Health COP, 6.00%, 11/1/41	5,985,000	6,441,057
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,168,780
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(2)	5,110,000	2,379,574
Riverside County Transportation Commission Rev., 5.25%, 6/1/39	2,865,000	3,537,673
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,050,000	5,041,440
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(1)	2,000,000	2,326,180
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(1)	3,070,000	3,570,686
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/17 (AGC)	4,140,000	4,267,015

San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/29	6,000,000	7,101,720
State of California GO, 5.00%, 10/1/17	8,000,000	8,389,760
State of California GO, 5.00%, 7/1/18(1)	870,000	940,601
State of California GO, 5.25%, 9/1/23	25,000,000	30,373,500
State of California GO, 5.00%, 9/1/24	10,000,000	12,310,700
State of California GO, 5.00%, 8/1/25	10,000,000	12,962,500
State of California GO, 5.00%, 3/1/26	5,000,000	6,417,900
State of California GO, 5.00%, 8/1/26	7,200,000	9,312,048
State of California GO, 5.00%, 12/1/26	3,955,000	4,972,542
State of California GO, 5.00%, 2/1/27	10,000,000	12,262,000
State of California GO, 5.00%, 11/1/27	5,000,000	6,248,350
State of California GO, 5.00%, 2/1/28	10,000,000	12,239,600
State of California GO, 5.75%, 4/1/31	16,630,000	18,725,879
State of California GO, 4.00%, 9/1/32	10,000,000	11,520,600
State of California GO, 5.00%, 11/1/32	2,785,000	2,922,523
State of California GO, 6.00%, 4/1/38	5,000,000	5,667,250
State of California GO, 5.50%, 11/1/39	10,000,000	11,419,300
State of California GO, VRN, 1.46%, 9/1/16	4,000,000	4,020,000
State of California GO, VRN, 1.56%, 9/1/16	1,600,000	1,612,048
State of California GO, VRN, 1.71%, 9/1/16	2,120,000	2,150,146
State of California Department of Water Resources Rev., 5.00%, 6/1/18, Prerefunded at 100% of Par(1)	2,795,000	3,011,640
State of California Department of Water Resources Rev., 5.00%, 12/1/22	205,000	220,894
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/22	6,215,000	6,664,531
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/19	5,000,000	5,578,750
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation, 4.00%, 9/1/16 (BAM)	640,000	640,000
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation, 4.00%, 9/1/17 (BAM)	400,000	412,560
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation, 4.00%, 9/1/18 (BAM)	500,000	529,765
Tuolumne Wind Project Authority Rev., 5.625%, 1/1/29	2,800,000	3,102,708
Twin Rivers Unified School District COP, VRDN, 3.20%, 6/1/20 (AGM)	6,250,000	6,261,375
University of California Rev., VRDN, 1.40%, 5/15/21	3,350,000	3,406,447
		496,199,712
Colorado — 2.8%
Adams County COP, 5.00%, 12/1/25	2,720,000	3,500,640
Adams County COP, 4.00%, 12/1/26	2,250,000	2,652,502
Adams County COP, 4.00%, 12/1/27	1,310,000	1,535,647
Aurora Rev., (Children's Hospital Colorado Obligated Group), 5.00%, 12/1/40	1,250,000	1,384,313
City & County of Denver Rev., 4.00%, 8/1/46	1,500,000	1,661,745
City & County of Denver Airport System Rev., 5.00%, 11/15/21	2,500,000	2,912,500
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	8,804,700
Colorado Educational & Cultural Facilities Authority Rev., (Michael Ann Russell Jewish Community Center, Inc.), VRDN, 0.58%, 9/1/16 (LOC: TD Bank N.A.)	2,000,000	2,000,000
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/22	1,935,000	2,286,570
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/23	2,060,000	2,462,483
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/24	2,165,000	2,624,110
Colorado Health Facilities Authority Rev., (Adventist Health System/Sunbelt Obligated Group), VRDN, 5.00%, 11/15/23	2,000,000	2,462,940
Colorado Health Facilities Authority Rev., (Catholic Health Initiatives), 6.00%, 10/1/23	1,500,000	1,651,530
Colorado Health Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,250,000	1,446,813
Colorado Health Facilities Authority Rev., (Longmont United Hospital), 5.00%, 12/1/16, Prerefunded at 100% of Par (AGC)(1)	1,000,000	1,011,350
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,184,580

Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,181,160
E-470 Public Highway Authority Rev., VRDN, 1.74%, 9/1/16	8,800,000	8,783,632
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,203,640
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	245,906
Park Creek Metropolitan District Tax Allocation, 5.00%, 12/1/45	3,875,000	4,541,190
Regional Transportation District COP, 5.50%, 6/1/21	2,000,000	2,337,680
Regional Transportation District Rev., 5.00%, 11/1/25	9,800,000	11,956,980
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 7/15/19	3,600,000	4,028,832
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 1/15/20	4,835,000	5,458,763
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/20	2,895,000	3,282,351
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/21	1,400,000	1,576,036
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/21	1,400,000	1,570,436
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/22	1,400,000	1,567,650
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/22	1,500,000	1,679,625
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,220,000	1,411,040
State of Colorado Department of Transportation Rev., 5.00%, 12/15/16	5,000,000	5,066,100
University of Colorado Rev., 5.25%, 6/1/19, Prerefunded at 100% of Par(1)	1,400,000	1,572,774
		97,046,218
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority Rev., (Ascension Health Credit Group), VRDN, 1.55%, 2/1/17	3,000,000	3,009,720
Connecticut State Health & Educational Facility Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	6,594,773
Connecticut State Health & Educational Facility Authority Rev., (Yale University), VRDN, 0.875%, 2/8/18	17,900,000	17,934,010
Connecticut State Health & Educational Facility Authority Rev., (Yale University), VRDN, 1.375%, 7/11/18	7,500,000	7,600,050
New Haven GO, 5.00%, 8/1/23 (AGM)	10,000,000	12,167,800
State of Connecticut GO, VRDN, 1.24%, 9/1/16	4,000,000	4,000,640
State of Connecticut, Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,506,000
		53,812,993
District of Columbia — 1.2%
District of Columbia GO, 5.00%, 6/1/20	3,000,000	3,461,910
District of Columbia GO, 5.00%, 6/1/22	5,000,000	6,083,600
District of Columbia Rev., 5.00%, 12/1/16	1,200,000	1,213,884
District of Columbia Rev., 5.00%, 12/1/17	5,000,000	5,276,750
District of Columbia Rev., 5.00%, 12/1/19	5,000,000	5,683,800
District of Columbia Water & Sewer Authority Rev., 5.00%, 10/1/18, Prerefunded at 100% of Par (AGC)(1)	1,200,000	1,308,888
District of Columbia Water & Sewer Authority Rev., 5.00%, 10/1/28	4,710,000	5,960,929
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/39	5,000,000	5,549,700
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/17	5,000,000	5,182,550
		39,722,011
Florida — 6.2%
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	3,298,267
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,193,290
Broward County Airport System Rev., 5.00%, 10/1/26	1,000,000	1,188,350
Citizens Property Insurance Corp. Rev., 6.00%, 6/1/17	2,500,000	2,599,800
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/18	4,440,000	4,761,500
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	6,050,000	6,940,015
Escambia County Rev., (Gulf Power Co.), VRDN, 2.10%, 4/11/19	1,500,000	1,540,980
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,237,570
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	923,258
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,532,738

Florida Municipal Power Agency Rev., 5.25%, 10/1/19, Prerefunded at 100% of Par(1)	2,000,000	2,272,480
Florida's Turnpike Enterprise Rev., 5.00%, 7/1/27	7,880,000	9,989,634
Fort Myers Rev., 4.00%, 12/1/29(3)	170,000	192,824
Fort Myers Rev., 4.00%, 12/1/30(3)	150,000	169,160
Fort Myers Rev., 4.00%, 12/1/31(3)	650,000	729,040
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.375%, 6/1/18, Prerefunded at 100% of Par (AGM)(1)	2,000,000	2,161,900
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.50%, 6/1/18, Prerefunded at 100% of Par (AGM)(1)	1,000,000	1,083,120
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	2,137,433
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,540,155
JEA Electric System Rev., 5.00%, 10/1/17	1,810,000	1,896,771
JEA Electric System Rev., 5.00%, 10/1/21	3,115,000	3,732,704
JEA Electric System Rev., 5.00%, 10/1/22	1,750,000	2,144,748
JEA Electric System Rev., 5.00%, 10/1/23	1,500,000	1,828,995
Lee County School Board COP, 5.00%, 8/1/17	3,370,000	3,507,058
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,795,085
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	3,153,713
Miami-Dade County Aviation Rev., 5.25%, 10/1/17, Prerefunded at 100% of Par (AGM)(1)	4,650,000	4,888,312
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	3,015,750
Miami-Dade County Aviation Rev., 5.00%, 10/1/41	3,000,000	3,365,550
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/26	2,000,000	2,473,860
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/27	1,500,000	1,846,755
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/29	800,000	970,936
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,835,000	2,229,286
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,610,000	1,946,232
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,500,000	1,815,060
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,000,000	1,205,230
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/42	9,520,000	11,201,708
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 3.00%, 10/1/32	250,000	251,188
Orange County School Board COP, 5.00%, 8/1/26	8,000,000	9,622,240
Orange County School Board COP, 5.00%, 8/1/27	6,500,000	7,809,880
Orlando Utilities Commission Rev., 6.75%, 10/1/17(1)	335,000	346,387
Orlando Utilities Commission Rev., 5.00%, 4/1/19, Prerefunded at 100% of Par(1)	945,000	1,048,071
Orlando Utilities Commission Rev., 5.00%, 10/1/19	1,500,000	1,693,440
Orlando Utilities Commission Rev., 5.00%, 10/1/20	5,000,000	5,827,700
Orlando Utilities Commission Rev., 5.00%, 10/1/21	4,745,000	5,687,262
Orlando Utilities Commission Rev., 5.00%, 10/1/22	1,750,000	2,142,438
Orlando Utilities Commission Rev., 5.00%, 10/1/33	1,265,000	1,399,798
Orlando-Orange County Expressway Authority Rev., 5.00%, 7/1/40	3,085,000	3,483,890
Palm Beach County Health Facilities Authority Rev., (Bethesda Healthcare System Obligated Group), 5.25%, 7/1/40 (AGM)	5,850,000	6,573,352
School District of Broward County COP, 5.00%, 7/1/26	12,000,000	14,182,800
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,797,730
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	4,139,546
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	3,250,000	3,657,777
State of Florida GO, 5.00%, 6/1/22	10,000,000	12,192,200
State of Florida GO, 5.00%, 7/1/24	10,000,000	12,725,800
Sunrise Utility System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(1)	430,000	491,447
Sunrise Utility System Rev., 5.20%, 10/1/22 (Ambac)	570,000	620,069
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	952,216

Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,177,700
Tampa Rev., 6.00%, 10/1/18 (Ambac)	100,000	103,539
Tampa Rev., (BayCare Obligated Group), 4.00%, 11/15/46	3,700,000	4,071,628
Tampa Bay Water Rev., 5.00%, 10/1/16(1)	1,865,000	1,872,031
Tampa Bay Water Rev., 5.00%, 10/1/16(1)	1,730,000	1,736,522
Tampa Bay Water Rev., 5.00%, 10/1/16	5,000	5,019
Tampa Bay Water Rev., 5.00%, 10/1/17(1)	1,605,000	1,682,217
Tampa Bay Water Rev., 5.00%, 10/1/17(1)	1,490,000	1,561,684
Tampa Bay Water Rev., 5.00%, 10/1/17	5,000	5,238
Tampa Water & Wastewater System Rev., 6.00%, 10/1/17 (AGM)	1,000,000	1,058,670
		211,428,746
Georgia — 0.6%
Athens-Clarke County Unified Government Water & Sewerage Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(1)	1,200,000	1,338,168
Atlanta Tax Allocation, 5.00%, 1/1/23	300,000	361,197
Atlanta Tax Allocation, 5.00%, 1/1/24	300,000	368,676
Atlanta Tax Allocation, 5.00%, 1/1/25	225,000	281,072
Atlanta Tax Allocation, 5.00%, 1/1/26	300,000	378,894
Atlanta Tax Allocation, 5.00%, 1/1/27	300,000	377,145
Atlanta Water & Wastewater Rev., 5.00%, 11/1/27	2,000,000	2,537,080
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/21	4,000,000	4,446,640
Marietta Development Authority Rev., (Life University, Inc.), 6.25%, 6/15/20	495,000	517,933
Municipal Electric Authority of Georgia Rev., 5.50%, 7/1/18, Prerefunded at 100% of Par(1)	3,550,000	3,867,015
Municipal Electric Authority of Georgia Rev., 5.50%, 1/1/26	1,250,000	1,357,063
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/35	1,000,000	1,119,190
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/44	1,500,000	1,744,050
State of Georgia GO, 5.00%, 11/1/16	2,000,000	2,015,400
		20,709,523
Guam — 0.3%
Guam Government GO, 6.00%, 11/15/19	4,115,000	4,551,149
Guam Government Department of Education COP, 6.875%, 12/1/40	1,500,000	1,661,325
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,373,840
Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	1,000,000	1,186,920
		9,773,234
Hawaii — 0.7%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(1)	905,000	1,092,516
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.50%, 7/1/40	2,500,000	2,822,750
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.75%, 7/1/40	1,000,000	1,140,660
State of Hawaii GO, 5.00%, 8/1/23	6,000,000	7,489,020
State of Hawaii GO, 5.00%, 12/1/23	10,000,000	11,916,400
		24,461,346
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Health System Obligated Group), 5.00%, 7/1/35 (AGM)	500,000	562,160
Idaho Housing & Finance Association Rev., 5.00%, 7/15/29	3,000,000	3,475,170
		4,037,330
Illinois — 7.1%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,414,430
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	2,028,215
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,103,940
Chicago Midway International Airport Rev., 5.00%, 1/1/19	800,000	877,904

Chicago Midway International Airport Rev., 5.00%, 1/1/21	800,000	935,736
Chicago Midway International Airport Rev., 5.00%, 1/1/22	600,000	717,096
Chicago O'Hare International Airport Rev., 4.00%, 1/1/17 (AGM)	600,000	606,636
Chicago O'Hare International Airport Rev., 5.25%, 1/1/18 (NATL)	5,000,000	5,295,150
Chicago O'Hare International Airport Rev., 5.00%, 1/1/22	1,000,000	1,156,310
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,824,120
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,946,800
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	11,221,792
Chicago O'Hare International Airport Rev., 5.75%, 1/1/39	2,000,000	2,340,600
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,278,376
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,151,340
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,147,040
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	875,234
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	872,803
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,613,674
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,740,773
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	4,460,737
Chicago Waterworks Rev., 5.00%, 11/1/24	5,000,000	6,021,700
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	6,091,350
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,465,540
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,757,038
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,936,810
Cook County GO, 5.00%, 11/15/25	3,600,000	4,374,684
Cook County GO, 5.00%, 11/15/27	2,800,000	3,423,840
Cook County GO, 5.00%, 11/15/28	4,150,000	5,058,435
Cook County GO, 5.00%, 11/15/29	3,100,000	3,764,609
Cook County GO, 5.00%, 11/15/30	2,500,000	3,027,225
Cook County GO, 5.00%, 11/15/31	2,350,000	2,836,239
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,205,860
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	2,188,260
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,432,617
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	1,500,000	1,808,640
Illinois Finance Authority Rev., (Carle Foundation Obligated Group), 6.00%, 8/15/41	2,000,000	2,399,660
Illinois Finance Authority Rev., (CDH-Delnor Health System), 5.00%, 11/1/27	3,475,000	3,874,277
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31(3)	750,000	844,013
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/23	1,175,000	1,389,590
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/24	1,235,000	1,479,703
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/25	1,295,000	1,565,694
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/29	1,575,000	1,888,063
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/36	2,000,000	2,350,940
Illinois Finance Authority Rev., (Illinois Wesleyan University), 4.00%, 9/1/41	2,550,000	2,709,936
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,457,860
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	3,365,704
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,506,450
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 4.00%, 2/15/41	7,600,000	7,713,620
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 5.00%, 2/15/41	1,500,000	1,716,060
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,000,000	6,112,950
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,475,000	6,693,680
Illinois Finance Authority Rev., (University of Chicago), VRDN, 1.10%, 2/15/18	3,875,000	3,892,747

Illinois State Toll Highway Authority Rev., 5.00%, 1/1/25	5,000,000	5,606,700
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	18,168,408
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,979,075
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	6,150,000	6,340,158
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	11,793,300
Regional Transportation Authority Rev., 7.20%, 11/1/20 (Ambac)	550,000	621,918
Springfield Electric Rev., 5.00%, 3/1/20	1,000,000	1,131,590
Springfield Electric Rev., 5.00%, 3/1/21	1,000,000	1,161,390
Springfield Electric Rev., 5.00%, 3/1/22	1,750,000	2,076,323
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,506,512
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,459,240
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,641,700
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,258,960
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,620,086
Village of Bellwood GO, 5.00%, 12/1/21 (AGM)(3)	1,000,000	1,159,650
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)(3)	1,050,000	1,231,503
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)(3)	800,000	961,480
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)(3)	1,500,000	1,823,205
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)(3)	1,000,000	1,217,600
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)(3)	1,000,000	1,206,010
Village of Crestwood GO, 4.00%, 12/15/20 (BAM)	835,000	912,112
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	664,746
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	880,373
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,157,760
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	1,034,297
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	6,280,000	7,708,574
		243,285,170
Indiana — 1.6%
Hamilton Southeastern Consolidated School Building Corp. Rev., 4.25%, 7/15/20 (AGM)	1,000,000	1,012,860
Indiana Bond Bank Rev., 5.00%, 8/1/17 (AGM)	1,520,000	1,525,730
Indiana Bond Bank Rev., 5.00%, 8/1/18 (AGM)	1,600,000	1,606,032
Indiana Bond Bank Rev., 5.00%, 8/1/19 (AGM)	1,680,000	1,686,334
Indiana Finance Authority Rev., 5.00%, 11/1/16	5,000,000	5,037,200
Indiana Finance Authority Rev., 5.00%, 2/1/23	1,735,000	2,119,580
Indiana Finance Authority Rev., 5.00%, 2/1/24	2,200,000	2,721,686
Indiana Finance Authority Rev., 5.00%, 2/1/26	3,030,000	3,854,675
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,415,579
Indiana Finance Authority Rev., 5.25%, 2/1/27	2,000,000	2,572,680
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,515,353
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	3,106,400
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/23	2,645,000	3,157,284
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/24	3,025,000	3,604,318
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/25	1,750,000	2,081,345
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/16	1,055,000	1,056,646
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/20	1,000,000	1,133,970
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,531,348
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,210,060
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,380,287
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,484,862

Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,722,020
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,463,887
Indiana University Rev., 5.00%, 8/1/17	2,000,000	2,081,820
Indiana University Rev., 5.00%, 8/1/19	4,200,000	4,718,322
		55,800,278
Iowa — 0.1%
State of Iowa Rev., 5.00%, 6/1/19, Prerefunded at 100% of Par(1)	2,500,000	2,797,350
Kansas — 0.2%
Olathe Rev., (Olathe Medical Center, Inc.), VRDN, 0.58%, 9/1/16 (LOC: Bank of America N.A.)	1,200,000	1,200,000
State of Kansas Department of Transportation Rev., 5.00%, 9/1/16	4,500,000	4,500,000
		5,700,000
Kentucky — 1.2%
Kenton County Airport Board Rev., 5.00%, 1/1/23	825,000	995,494
Kenton County Airport Board Rev., 5.00%, 1/1/24	750,000	920,528
Kenton County Airport Board Rev., 5.00%, 1/1/26	1,330,000	1,662,992
Kentucky Asset Liability Commission Rev., 5.00%, 9/1/20	4,135,000	4,745,657
Kentucky Economic Development Finance Authority Rev., (Baptist Healthcare System Obligated Group), 5.375%, 8/15/24	3,000,000	3,236,580
Kentucky Economic Development Finance Authority Rev., (Baptist Healthcare System Obligated Group), 5.625%, 8/15/27	1,250,000	1,354,850
Kentucky Public Transportation Infrastructure Authority Rev., 5.00%, 7/1/17	8,850,000	9,140,634
Kentucky State Property & Building Commission Rev., 5.25%, 10/1/16 (AGM)	4,600,000	4,618,492
Kentucky Turnpike Authority Rev., 5.00%, 7/1/19	1,000,000	1,112,640
Kentucky Turnpike Authority Rev., 5.00%, 7/1/20	1,500,000	1,719,585
Louisville/Jefferson County Metropolitan Government Rev., (Norton Healthcare Obligated Group), VRDN, 0.38%, 9/1/16 (LOC: PNC Bank N.A.)	1,500,000	1,500,000
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,826,805
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,846,500
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,367,025
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,470,780
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,751,427
		41,269,989
Louisiana — 1.8%
Louisiana Public Facilities Authority Rev., (Black & Gold Facilities, Inc.), 5.00%, 7/1/22 (AGC)	1,465,000	1,512,305
Louisiana Public Facilities Authority Rev., (Entergy Louisiana LLC), 3.375%, 9/1/28	10,000,000	10,441,600
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/41	6,000,000	6,989,220
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	1,000,000	1,233,300
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	1,000,000	1,224,370
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 3.00%, 5/15/31	1,500,000	1,536,225
Louisiana Public Facilities Authority Rev., (REG Geismar LLC), VRDN, 0.60%, 9/1/16 (LOC: Bank of America N.A.)	17,650,000	17,650,000
New Orleans GO, 5.00%, 12/1/20	4,000,000	4,638,400
New Orleans GO, 5.00%, 12/1/21	6,000,000	7,116,780
New Orleans Sewerage Service Rev., 5.00%, 6/1/17	750,000	773,602
New Orleans Sewerage Service Rev., 5.00%, 6/1/18	500,000	535,385
New Orleans Sewerage Service Rev., 5.00%, 6/1/19	350,000	387,908
New Orleans Sewerage Service Rev., 5.00%, 6/1/21	400,000	468,924
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	302,473
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	245,368
New Orleans Sewerage Service Rev., 5.00%, 6/1/40	1,805,000	2,129,629
New Orleans Sewerage Service Rev., 5.00%, 6/1/45	1,660,000	1,952,874
Regional Transit Authority Rev., 5.00%, 12/1/17 (AGM)	1,000,000	1,051,280

Regional Transit Authority Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,126,380
Regional Transit Authority Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,446,775
		62,762,798
Maine — 0.1%
Portland General Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,962,294
Maryland — 0.5%
Maryland Economic Development Corp. Rev., 4.00%, 7/1/24 (AGM)	300,000	353,172
Maryland Economic Development Corp. Rev., 4.00%, 7/1/25 (AGM)	330,000	391,119
Maryland Economic Development Corp. Rev., 4.00%, 7/1/26 (AGM)	375,000	446,258
Maryland Economic Development Corp. Rev., 5.00%, 6/1/35 (AGM)	1,230,000	1,518,533
Maryland Economic Development Corp. Rev., 5.00%, 6/1/43 (AGM)	1,000,000	1,217,990
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.75%, 6/1/35	1,000,000	1,119,220
Maryland Health & Higher Educational Facilities Authority Rev., (Johns Hopkins University), 5.25%, 7/1/38	1,645,000	1,773,080
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	5,049,821
State of Maryland GO, 5.25%, 8/15/18	4,000,000	4,361,280
		16,230,473
Massachusetts — 2.3%
Massachusetts GO, 5.00%, 8/1/24	10,000,000	11,893,200
Massachusetts Bay Transportation Authority Rev., 5.25%, 7/1/18, Prerefunded at 100% of Par(1)	1,015,000	1,101,011
Massachusetts Bay Transportation Authority Rev., 5.25%, 7/1/18, Prerefunded at 100% of Par(1)	2,485,000	2,695,579
Massachusetts Development Finance Agency Rev., (Bentley University), 5.00%, 7/1/40	1,100,000	1,346,994
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/25	250,000	311,710
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/26	1,000,000	1,263,030
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/27	1,100,000	1,382,073
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 4.00%, 7/1/41	1,430,000	1,543,985
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	2,210,842
Massachusetts Health & Educational Facilities Authority Rev., (Baystate Medical Obligated Group), VRDN, 0.58%, 9/1/16 (LOC: JPMorgan Chase Bank N.A.)	6,600,000	6,600,000
Massachusetts Health & Educational Facilities Authority Rev., (Foundation of Massachusetts Eye & Ear Obligated Group), 5.375%, 7/1/35	2,000,000	2,249,020
Massachusetts Health & Educational Facilities Authority Rev., (President and Fellows of Harvard College), 5.50%, 11/15/36	7,000,000	7,762,020
Massachusetts Health & Educational Facilities Authority Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/21	1,050,000	1,188,275
Massachusetts Port Authority Rev., 4.00%, 7/1/18	1,305,000	1,384,540
Massachusetts Port Authority Rev., 5.00%, 7/1/19	250,000	279,878
Massachusetts Port Authority Rev., 4.00%, 7/1/22	2,655,000	3,083,995
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	3,575,000	4,359,641
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	8,000,000	9,776,480
Massachusetts School Building Authority Rev., 5.00%, 10/15/32	6,630,000	7,848,395
Massachusetts Transportation Fund Rev., 5.00%, 6/1/28	1,000,000	1,174,940
Massachusetts Transportation Fund Rev., 5.00%, 6/1/29	1,755,000	2,055,807
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/23	1,000,000	1,133,270
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/24	6,000,000	6,795,360
		79,440,045
Michigan — 3.9%
Detroit City School District GO, 5.00%, 5/1/28 (Q-SBLF)	6,500,000	7,477,015
Detroit City School District GO, 5.00%, 5/1/31 (Q-SBLF)	5,000,000	5,707,550
Detroit Sewage Disposal System Rev., 5.25%, 7/1/39	20,250,000	23,219,055
Detroit Water Supply System Rev., 5.00%, 7/1/17	1,300,000	1,344,252
Detroit Water Supply System Rev., 5.00%, 7/1/36	1,000,000	1,108,790

Lansing Board of Water & Light Rev., 5.00%, 7/1/27	5,000,000	5,866,500
Lincoln Consolidated School District GO, 5.00%, 5/1/21 (AGM Q-SBLF)	1,000,000	1,167,330
Lincoln Consolidated School District GO, 5.00%, 5/1/22 (AGM Q-SBLF)	500,000	594,435
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,212,550
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,230,070
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,245,130
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,790,282
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,965,519
Michigan Finance Authority Rev., 5.00%, 10/1/27	3,030,000	3,675,057
Michigan Finance Authority Rev., 5.00%, 10/1/28	3,465,000	4,168,430
Michigan Finance Authority Rev., 5.00%, 7/1/33	2,000,000	2,338,140
Michigan Finance Authority Rev., 5.00%, 7/1/34	1,500,000	1,747,815
Michigan Finance Authority Rev., (Ascension Health Credit Group), VRDN, 1.10%, 8/15/19	3,000,000	3,014,190
Michigan Finance Authority Rev., (Beaumont Health Obligated Group), 4.00%, 11/1/46	5,000,000	5,391,700
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/25	1,000,000	1,232,260
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/27	1,400,000	1,707,510
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/28	1,250,000	1,515,950
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/29	1,565,000	1,889,033
Michigan State Building Authority Rev., 5.25%, 10/15/20	4,000,000	4,519,520
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	2,215,658
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	961,703
Michigan State Hospital Finance Authority Rev., (McLaren Health Care Corp.), 5.00%, 6/1/17	1,600,000	1,652,128
Michigan State Hospital Finance Authority Rev., VRDN, 1.625%, 11/1/19	7,495,000	7,605,251
Michigan Strategic Fund Rev., (DTE Electric Co.), VRDN, 1.45%, 9/1/16	2,500,000	2,501,000
Michigan Strategic Fund Rev., (DTE Electric Co.), VRDN, 1.45%, 9/1/16	1,375,000	1,375,550
State of Michigan Rev., 5.00%, 3/15/25	11,000,000	13,873,750
Wayne County Airport Authority Rev., 5.00%, 12/1/18 (NATL)	3,000,000	3,160,350
Wayne County Airport Authority Rev., 5.00%, 12/1/19 (NATL)	2,000,000	2,106,400
Wayne County Airport Authority Rev., 5.00%, 12/1/30	1,000,000	1,195,990
Wayne County Airport Authority Rev., 5.00%, 12/1/31	650,000	774,709
Wayne County Airport Authority Rev., 5.00%, 12/1/32	1,175,000	1,397,533
Wayne County Airport Authority Rev., 5.00%, 12/1/34	1,150,000	1,358,380
Ypsilanti School District GO, 5.00%, 5/1/21 (Q-SBLF)(3)	510,000	588,392
Ypsilanti School District GO, 5.00%, 5/1/23 (Q-SBLF)(3)	1,070,000	1,274,424
Ypsilanti School District GO, 5.00%, 5/1/24 (Q-SBLF)(3)	2,000,000	2,421,820
Ypsilanti School District GO, 5.00%, 5/1/28 (Q-SBLF)(3)	2,455,000	2,976,417
		132,567,538
Minnesota — 0.5%
Minnesota Higher Education Facilities Authority Rev., (College of St. Benedict), 4.00%, 3/1/43	1,000,000	1,089,040
Rochester Rev., (Mayo Clinic), VRDN, 4.50%, 11/15/21	6,000,000	6,985,500
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,530,000
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,252,990
State of Minnesota GO, 5.00%, 8/1/19	5,000,000	5,621,650
		17,479,180
Mississippi — 1.1%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/20	645,000	725,825
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/21	1,000,000	1,149,220
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/22	1,000,000	1,168,300
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,777,125

Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,405,400
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,198,870
Jackson Water & Sewer System Rev., 4.00%, 9/1/18 (BAM)	380,000	400,087
Jackson Water & Sewer System Rev., 4.00%, 9/1/20 (BAM)	625,000	683,144
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	614,647
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	652,192
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.58%, 9/1/16	4,400,000	4,400,000
Mississippi Development Bank Rev., 5.00%, 11/1/16 (Ambac)(1)	1,645,000	1,656,186
Mississippi Development Bank Rev., 5.00%, 7/1/19 (Ambac)	4,160,000	4,597,757
Mississippi Development Bank Rev., 5.25%, 8/1/20, Prerefunded at 100% of Par(1)	5,000,000	5,855,150
Mississippi Development Bank Rev., 6.875%, 12/1/40 (AGM)	4,250,000	5,770,607
State of Mississippi GO, 5.00%, 12/1/27	5,000,000	6,246,150
		39,300,660
Missouri — 0.8%
Boone County Rev., (Boone County Hospital), 5.00%, 8/1/24	3,030,000	3,667,360
Boone County Rev., (Boone County Hospital), 5.00%, 8/1/26	3,340,000	4,141,667
Boone County Rev., (Boone County Hospital), 5.00%, 8/1/28	1,685,000	2,064,546
Health & Educational Facilities Authority of the State of Missouri Rev., (Kansas City Art Institute), VRDN, 0.60%, 9/1/16 (LOC: Commerce Bank)	3,300,000	3,300,000
Health & Educational Facilities Authority of the State of Missouri Rev., (St. Louis University), VRDN, 0.61%, 9/1/16 (LOC: Wells Fargo Bank N.A.)	6,100,000	6,100,000
Health & Educational Facilities Authority of the State of Missouri Rev., (Washington University in St. Louis), 5.375%, 3/15/18, Prerefunded at 100% of Par(1)	2,250,000	2,415,375
Missouri Highway & Transportation Commission Rev., 5.00%, 5/1/18	2,700,000	2,894,832
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/22	335,000	405,196
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/23	300,000	370,350
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	499,584
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	700,000	881,706
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	1,000,000	1,284,020
		28,024,636
Nebraska — 0.4%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,922,075
Douglas County Hospital Authority No. 2 Rev., (Nebraska Medicine Obligated Group), 5.00%, 5/15/20	1,390,000	1,596,221
Douglas County Hospital Authority No. 2 Rev., (Nebraska Medicine Obligated Group), 5.00%, 5/15/21	845,000	998,815
Douglas County Hospital Authority No. 2 Rev., (Nebraska Medicine Obligated Group), 5.00%, 5/15/22	635,000	765,175
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,822,830
Nebraska Public Power District Rev., 5.00%, 1/1/18, Prerefunded at 100% of Par(1)	2,500,000	2,647,050
		13,752,166
Nevada — 1.1%
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/21	1,320,000	1,436,160
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/22	2,150,000	2,346,446
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/24	1,415,000	1,546,128
Las Vegas Convention & Visitors Authority Rev., 4.00%, 7/1/32	3,810,000	4,221,251
Las Vegas Valley Water District GO, 5.00%, 6/1/22	10,000,000	12,123,800
Reno Rev., VRDN, 0.64%, 9/1/16 (LOC: Bank of New York Mellon)	3,300,000	3,300,000
State of Nevada GO, 5.00%, 3/1/22	4,800,000	5,796,576
State of Nevada GO, 5.00%, 4/1/27	5,710,000	7,206,363
		37,976,724
New Jersey — 4.1%
New Jersey Economic Development Authority Rev., 5.00%, 9/1/18, Prerefunded at 100% of Par(1)	110,000	119,496
New Jersey Economic Development Authority Rev., 5.25%, 12/15/20 (Ambac)	5,000,000	5,686,900

New Jersey Economic Development Authority Rev., 5.00%, 6/15/23	2,335,000	2,696,481
New Jersey Economic Development Authority Rev., 5.00%, 6/15/24	4,015,000	4,667,397
New Jersey Economic Development Authority Rev., 5.00%, 6/15/25	5,000,000	5,772,050
New Jersey Economic Development Authority Rev., 5.00%, 6/15/26	5,000,000	5,739,800
New Jersey Economic Development Authority Rev., 5.25%, 6/15/40	3,500,000	4,048,625
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/30(3)	575,000	652,970
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/31(3)	500,000	565,480
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/32(3)	1,000,000	1,125,420
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)	2,360,000	2,954,508
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,903,725
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	1,500,000	1,884,645
New Jersey Health Care Facilities Financing Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/34	1,250,000	1,381,600
New Jersey Health Care Facilities Financing Authority Rev., (Robert Wood Johnson University Hospital, Inc.), 5.00%, 7/1/31	1,925,000	2,151,881
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	1,750,000	2,154,828
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/27	2,000,000	2,453,040
New Jersey Sports & Exposition Authority Rev., 5.00%, 9/1/18(1)	75,000	81,506
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/21 (NATL)	6,850,000	7,967,509
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/23	3,000,000	3,415,110
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,618,143
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/30	5,000,000	5,590,400
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,831,530
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/42	12,980,000	14,111,337
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,525,750
New Jersey Turnpike Authority Rev., 5.00%, 1/1/18	1,700,000	1,796,356
New Jersey Turnpike Authority Rev., 5.00%, 1/1/20	10,000,000	11,346,800
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	6,492,356
New Jersey Turnpike Authority Rev., 5.00%, 1/1/28	2,000,000	2,390,800
New Jersey Turnpike Authority Rev., 5.00%, 1/1/29	14,940,000	17,840,900
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	6,348,219
		139,315,562
New Mexico — 0.5%
New Mexico Finance Authority Rev., 5.00%, 6/15/17	1,000,000	1,035,400
New Mexico Finance Authority Rev., 5.00%, 6/15/18	3,000,000	3,236,310
New Mexico Finance Authority Rev., 4.00%, 6/15/19	2,000,000	2,183,900
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/22	725,000	874,988
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	2,005,949
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/25	775,000	988,218
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/26	1,000,000	1,264,710
New Mexico Municipal Energy Acquisition Authority Rev., VRDN, 5.00%, 8/1/19 (SBBPA: Royal Bank of Canada)	5,000,000	5,553,800
		17,143,275
New York — 15.9%
Brooklyn Arena Local Development Corp. Rev., 6.25%, 1/15/20, Prerefunded at 100% of Par(1)	3,700,000	4,376,508
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)(3)	2,000,000	2,313,700
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,700,220
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,306,303

Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,520,627
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/47	5,000,000	5,094,550
Long Island Power Authority Rev., 5.00%, 5/1/21	2,385,000	2,800,634
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	13,704,779
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	4,186,945
Metropolitan Transportation Authority Rev., 5.00%, 11/15/17	2,000,000	2,105,960
Metropolitan Transportation Authority Rev., 5.00%, 11/15/19	1,750,000	1,980,790
Metropolitan Transportation Authority Rev., 6.25%, 11/15/23	1,000,000	1,121,570
Metropolitan Transportation Authority Rev., 5.00%, 11/15/26	4,595,000	5,633,700
Metropolitan Transportation Authority Rev., 5.00%, 11/15/26	5,000,000	6,101,950
Metropolitan Transportation Authority Rev., 5.00%, 11/15/29	10,360,000	12,500,480
Metropolitan Transportation Authority Rev., 5.00%, 11/15/41	2,100,000	2,466,114
Metropolitan Transportation Authority Rev., 5.00%, 11/15/43	5,250,000	6,222,772
Metropolitan Transportation Authority Rev., VRDN, 0.92%, 9/1/16	7,500,000	7,490,850
Metropolitan Transportation Authority Rev., VRDN, 0.93%, 9/1/16	1,000,000	996,850
Nassau County Interim Finance Authority Rev., 5.00%, 5/15/19, Prerefunded at 100% of Par(1)	1,680,000	1,874,947
Nassau County Interim Finance Authority Rev., 5.00%, 5/15/19, Prerefunded at 100% of Par(1)	1,400,000	1,562,456
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/21	120,000	133,570
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/23	100,000	110,966
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/22	850,000	1,013,217
New York City GO, 5.00%, 3/1/17	3,000,000	3,067,230
New York City GO, 5.00%, 8/1/17	8,340,000	8,679,104
New York City GO, 5.00%, 8/1/17	15,000,000	15,609,900
New York City GO, 5.00%, 8/1/17	2,190,000	2,279,045
New York City GO, 5.00%, 11/1/17 (AGM)	5,000	5,019
New York City GO, 5.00%, 8/1/18	5,000,000	5,411,100
New York City GO, 5.00%, 8/1/18	5,000,000	5,411,100
New York City GO, 5.00%, 8/1/18	4,095,000	4,431,691
New York City GO, 5.00%, 8/1/19	4,555,000	5,110,300
New York City GO, 5.00%, 10/1/19	5,000,000	5,642,350
New York City GO, 5.00%, 8/1/20	5,000,000	5,800,050
New York City GO, 5.00%, 3/1/22	7,000,000	7,719,250
New York City GO, 5.00%, 5/15/22	6,570,000	7,297,956
New York City GO, 5.00%, 8/1/22	7,565,000	9,221,432
New York City GO, 5.00%, 8/1/23	5,000,000	5,951,900
New York City GO, 5.00%, 8/1/23	10,000,000	12,456,100
New York City GO, 5.00%, 8/1/25	1,700,000	2,183,276
New York City GO, 5.00%, 8/1/26	5,370,000	6,852,496
New York City GO, 5.00%, 8/1/27	4,830,000	6,203,024
New York City GO, 5.00%, 8/1/27	5,095,000	6,543,356
New York City GO, 5.00%, 8/1/36	4,600,000	5,533,294
New York City GO, VRDN, 0.60%, 9/1/16 (LOC: PNC Bank N.A.)	8,350,000	8,350,000
New York City Transitional Finance Authority Building Aid Rev., 5.00%, 7/15/29	6,500,000	8,100,105
New York City Transitional Finance Authority Building Aid Rev., 5.50%, 1/15/39	2,000,000	2,230,300
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/16(1)	445,000	448,409
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/16(1)	3,345,000	3,370,690
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/17(1)	715,000	751,758
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/17	5,365,000	5,643,497
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/21	4,000,000	4,826,720

New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/25	3,000,000	3,882,240
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	15,000,000	19,284,000
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	12,960,000	15,975,274
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	12,673,000
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/39	4,200,000	4,859,316
New York City Water & Sewer System Rev., 5.00%, 6/15/17(1)	1,350,000	1,397,925
New York City Water & Sewer System Rev., 5.00%, 6/15/39	5,070,000	5,647,017
New York City Water & Sewer System Rev., 5.00%, 6/15/39	7,010,000	7,807,808
New York City Water & Sewer System Rev., VRDN, 0.58%, 9/1/16 (SBBPA: Bank of America N.A.)	9,100,000	9,100,000
New York City Water & Sewer System Rev., VRDN, 0.59%, 9/1/16 (SBBPA: JPMorgan Chase Bank N.A.)	3,500,000	3,500,000
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	13,482,719
New York Power Authority Rev., 5.00%, 11/15/22	1,000,000	1,232,300
New York State Dormitory Authority Rev., 5.00%, 3/15/17	5,380,000	5,512,402
New York State Dormitory Authority Rev., 5.00%, 2/15/19, Prerefunded at 100% of Par(1)	5,000	5,531
New York State Dormitory Authority Rev., 5.25%, 2/15/19, Prerefunded at 100% of Par(1)	30,000	33,368
New York State Dormitory Authority Rev., 5.00%, 3/15/24	6,530,000	7,691,295
New York State Dormitory Authority Rev., 5.25%, 2/15/25	8,795,000	9,745,652
New York State Dormitory Authority Rev., 5.00%, 12/15/25	8,425,000	10,326,691
New York State Dormitory Authority Rev., 5.00%, 2/15/27	8,235,000	9,877,965
New York State Dormitory Authority Rev., 5.75%, 3/15/36	10,000,000	11,285,300
New York State Dormitory Authority Rev., 5.00%, 2/15/39	3,995,000	4,397,936
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33	1,000,000	1,111,700
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 5.50%, 5/1/19, Prerefunded at 100% of Par(1)	1,450,000	1,636,629
New York State Environmental Facilities Corp. Rev., 5.00%, 9/15/23	7,660,000	9,665,924
New York State Thruway Authority Rev., 5.00%, 5/1/19	7,000,000	7,782,670
New York State Thruway Authority Rev., 5.00%, 1/1/24	3,330,000	4,031,631
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	6,263,650
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	12,378,500
New York State Thruway Authority Highway & Bridge Trust Fund Rev., 5.00%, 4/1/25	5,865,000	6,867,504
New York State Urban Development Corp. Rev., 5.00%, 3/15/28	4,000,000	4,927,080
Niagara Falls Bridge Commission Rev., 4.00%, 10/1/19 (AGC)	1,990,000	2,096,545
Port Authority of New York & New Jersey Rev., 5.00%, 12/1/27	10,000,000	12,556,400
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/20	850,000	971,082
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/42	2,850,000	3,350,317
State of New York GO, 5.00%, 2/15/39	2,000,000	2,206,360
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/17	10,360,000	10,705,817
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/18	8,330,000	8,953,084
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	529,025
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	852,866
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,150,330
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,100,000	1,254,583
Triborough Bridge & Tunnel Authority Rev., 4.00%, 11/15/16	3,250,000	3,274,765
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/17	3,325,000	3,506,146
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	880,775
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,667,482
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	10,200,000	11,118,510
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,938,102
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/25	1,000,000	1,260,430

Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/28	1,000,000	1,237,340
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/29	1,000,000	1,229,700
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/30	1,000,000	1,227,230
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/46	1,500,000	1,776,435
		543,577,261
North Carolina — 0.8%
Charlotte GO, 5.00%, 8/1/19	2,000,000	2,165,480
Charlotte Water & Sewer System Rev., 5.00%, 7/1/17	1,000,000	1,037,280
Greensboro Combined Water & Sewer System Rev., 5.25%, 6/1/20	2,060,000	2,401,012
North Carolina Eastern Municipal Power Agency Rev., 5.00%, 1/1/18(1)	2,955,000	3,128,813
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	2,132,655
North Carolina Medical Care Commission Rev., (Mission Health System, Inc.), 5.00%, 10/1/26(3)	905,000	1,107,032
North Carolina Medical Care Commission Rev., (Mission Health System, Inc.), 5.00%, 10/1/27(3)	965,000	1,192,972
North Carolina Medical Care Commission Rev., (Mission-St Joseph's Health System, Inc.), VRDN, 0.71%, 9/1/16 (SBBPA: Branch Banking & Trust)	1,300,000	1,300,000
North Carolina Municipal Power Agency No. 1 Rev., 5.25%, 1/1/18, Prerefunded at 100% of Par(1)	2,500,000	2,653,950
North Carolina Municipal Power Agency No. 1 Rev., 5.25%, 1/1/18, Prerefunded at 100% of Par(1)	2,000,000	2,123,160
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/19, Prerefunded at 100% of Par(1)	1,280,000	1,406,682
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/28	4,050,000	4,794,390
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/30	520,000	567,970
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/20	450,000	518,980
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/21	360,000	427,608
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/22	760,000	919,152
		27,877,136
North Dakota — 0.2%
Grand Forks Rev., (Altru Health System), VRDN, 0.64%, 9/1/16 (LOC: Bank of America N.A.)	6,100,000	6,100,000
Ohio — 2.0%
Allen County Rev., (Mercy Health), VRDN, 0.67%, 9/1/16 (LOC: Union Bank N.A.)	2,100,000	2,100,000
American Municipal Power, Inc. Rev., 5.00%, 2/15/17(1)	575,000	586,805
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/30	5,000,000	4,992,450
Cleveland COP, 5.00%, 11/15/19	2,450,000	2,724,669
Cleveland Rev., 5.00%, 5/15/21	1,475,000	1,732,004
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,587,245
Cleveland Airport System Rev., 5.00%, 1/1/22 (AGM)(3)	1,635,000	1,923,643
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)(3)	1,510,000	1,810,339
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)(3)	1,075,000	1,313,424
Cleveland Airport System Rev., 5.00%, 1/1/25 (AGM)	4,000,000	4,703,720
Cleveland Airport System Rev., 5.00%, 1/1/25	2,500,000	2,931,425
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	3,560,000	4,172,356
Cleveland Airport System Rev., 5.00%, 1/1/26	2,530,000	2,956,735
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	899,595
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,853,500
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/44	2,250,000	2,456,190
Cuyahoga County Rev., 5.00%, 12/1/20	1,400,000	1,624,798
Cuyahoga County Rev., 5.00%, 12/1/24	500,000	618,105
Cuyahoga County Rev., 5.00%, 12/1/25	370,000	454,571
Kent State University Rev., 4.00%, 5/1/23	1,800,000	2,100,240

Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	5,216,290
Ohio Higher Educational Facility Commission Rev., (Case Western Reserve University), 6.50%, 10/1/20	620,000	684,474
Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19	5,000,000	5,640,700
Ohio State University Rev., 5.00%, 12/1/16	3,775,000	3,819,469
Ohio State University Rev., 5.00%, 12/1/18, Prerefunded at 100% of Par(1)	200,000	219,668
Ohio Water Development Authority Rev., 5.00%, 6/1/18, Prerefunded at 100% of Par(1)	2,000,000	2,153,740
Putnam County Rev., (Hilty Home, Inc.), VRDN, 0.66%, 9/1/16 (LOC: First Federal Bank of Midwest and FHLB)	3,265,000	3,265,000
		68,541,155
Oklahoma — 0.3%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.50%, 8/15/18, Prerefunded at 100% of Par(1)	3,000,000	3,282,420
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,909,635
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,264,550
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,256,660
Pottawatomie County Facilities Authority Rev., 5.00%, 9/1/16	2,130,000	2,130,000
		9,843,265
Oregon — 0.5%
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	325,000	371,351
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	692,346
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	475,000	553,750
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	323,103
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	281,448
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	251,828
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	331,412
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	292,145
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	248,096
Oregon Health & Science University Rev., 5.75%, 7/1/19, Prerefunded at 100% of Par(1)	3,200,000	3,649,152
State of Oregon GO, 5.00%, 5/1/19	1,080,000	1,202,569
State of Oregon GO, 5.00%, 5/1/20	1,870,000	2,154,203
State of Oregon GO, 5.00%, 8/1/20	1,000,000	1,162,600
State of Oregon GO, 5.00%, 5/1/21	1,500,000	1,782,705
State of Oregon GO, 5.00%, 8/1/21	750,000	898,282
State of Oregon GO, 5.00%, 8/1/22	700,000	858,403
State of Oregon GO, 5.00%, 8/1/23	1,340,000	1,680,789
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,282,100
		18,016,282
Pennsylvania — 4.2%
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,399,469
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,261,320
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	675,684
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/33	400,000	449,380
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 9/1/18	1,500,000	1,625,055
Berks County Municipal Authority Rev., (Reading Hospital Obligated Group), VRDN, 2.06%, 9/1/16	2,500,000	2,519,075
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	925,560
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	496,612
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 3.00%, 11/15/31	100,000	103,461
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/32	250,000	278,158
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 3.125%, 11/15/33	275,000	283,555
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/34	200,000	220,288
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,655,056

Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,805,114
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,263,490
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,783,264
Dauphin County General Authority Rev., (Pinnacle Health Obligated Group), 5.00%, 6/1/24	525,000	650,360
Dauphin County General Authority Rev., (Pinnacle Health Obligated Group), 5.00%, 6/1/25	750,000	944,288
Dauphin County General Authority Rev., (Pinnacle Health Obligated Group), 5.00%, 6/1/26	650,000	826,020
Dauphin County General Authority Rev., (Pinnacle Health Obligated Group), 5.00%, 6/1/27	710,000	897,518
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 1.28%, 11/1/16	5,000,000	4,549,100
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health), 5.00%, 6/1/44	5,000,000	5,848,650
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.00%, 3/1/37	1,525,000	1,790,655
Pennsylvania GO, 5.375%, 7/1/18 (AGM)	1,070,000	1,158,692
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	6,317,100
Pennsylvania GO, 5.00%, 9/15/26 (AGM-CR)	6,035,000	7,720,696
Pennsylvania Economic Development Financing Authority Rev., 5.00%, 7/1/19	15,525,000	17,403,835
Pennsylvania Economic Development Financing Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 6.25%, 10/15/19, Prerefunded at 100% of Par(1)	5,000,000	5,647,600
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	470,000	582,692
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	879,431
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	856,940
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	944,370
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University), 5.00%, 4/1/25	1,000,000	1,196,700
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University), 5.00%, 4/1/26	1,000,000	1,193,880
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University), 5.00%, 4/1/27	1,250,000	1,486,612
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 8/15/20	1,600,000	1,847,696
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania), 5.00%, 9/1/19(1)	1,000,000	1,127,050
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 0.00%, 12/1/21(4)	2,000,000	1,805,300
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	2,315,996
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/27	945,000	1,181,184
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,242,120
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	7,763,783
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,977,950
Pennsylvania Turnpike Commission Rev., VRN, 1.16%, 9/1/16	5,000,000	4,997,200
Pennsylvania Turnpike Commission Rev., VRN, 1.24%, 9/1/16	3,945,000	3,940,187
Philadelphia Gas Works Co Rev., 5.25%, 8/1/17(1)	1,000,000	1,040,980
Philadelphia Water & Wastewater Rev., 5.25%, 1/1/36	1,665,000	1,815,633
Pittsburgh GO, 5.25%, 9/1/16 (AGM)	15,805,000	15,805,000
Pittsburgh GO, 5.00%, 9/1/25	3,000,000	3,603,510
Pittsburgh GO, 5.00%, 9/1/26	1,000,000	1,196,510
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/23	500,000	607,795
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/24	600,000	738,024
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/25	625,000	778,438
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/26	920,000	1,142,272
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/27	805,000	990,295
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/28	785,000	955,070
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/29	1,000,000	1,211,230
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/30	700,000	846,755
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/31	700,000	842,758
Township of Exeter GO, 5.30%, 7/15/19 (Ambac)	1,830,000	2,054,870
		144,467,286

Rhode Island — 0.2%
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,236,330
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	556,826
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	608,365
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	604,000
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,683,732
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,417,780
		8,107,033
South Carolina — 0.8%
Charleston Educational Excellence Finance Corp. Rev., 5.00%, 12/1/24	1,750,000	2,194,622
Charleston Educational Excellence Finance Corp. Rev., 5.00%, 12/1/25	2,945,000	3,681,309
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/21 (BAM)	1,000,000	1,182,320
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/27 (BAM)	5,000,000	6,299,850
Kershaw County School District Rev., 5.00%, 12/1/16, Prerefunded at 100% of Par (AGC)(1)	700,000	707,980
Kershaw County School District Rev., 5.00%, 12/1/16, Prerefunded at 100% of Par (AGC)(1)	3,000,000	3,034,200
Piedmont Municipal Power Agency Rev., 5.00%, 1/1/17	3,175,000	3,220,974
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(1)	625,000	713,219
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL)	875,000	989,704
South Carolina Jobs-Economic Development Authority Rev., (Palmetto Health), 5.75%, 8/1/39	2,700,000	2,950,479
South Carolina Jobs-Economic Development Authority Rev., (YMCA of Beaufort County), VRDN, 0.68%, 9/1/16 (LOC: Branch Banking & Trust)	2,510,000	2,510,000
		27,484,657
Tennessee — 0.4%
Clarksville Public Building Authority Rev., VRDN, 0.63%, 9/1/16 (LOC: Bank of America N.A.)	340,000	340,000
Memphis Electric System Rev., 5.00%, 12/1/16	1,000,000	1,011,450
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	448,013
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	766,304
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	485,558
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	471,893
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	593,560
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	590,715
Montgomery County Public Building Authority Rev., VRDN, 0.63%, 9/1/16 (LOC: Bank of America N.A.)	3,700,000	3,700,000
Montgomery County Public Building Authority Rev., VRDN, 0.63%, 9/1/16 (LOC: Bank of America N.A.)	1,100,000	1,100,000
Montgomery County Public Building Authority Rev., VRDN, 0.63%, 9/1/16 (LOC: Bank of America N.A.)	2,200,000	2,200,000
Tennessee State School Bond Authority Rev., 5.125%, 5/1/18, Prerefunded at 100% of Par(1)	180,000	193,387
Tennessee State School Bond Authority Rev., 5.125%, 5/1/18, Prerefunded at 100% of Par(1)	820,000	880,983
		12,781,863
Texas — 10.3%
Allen Independent School District GO, 5.25%, 2/15/19, Prerefunded at 100% of Par(1)	3,325,000	3,695,904
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,541,732
Austin Electric Utility Rev., 4.00%, 11/15/17	500,000	520,805
Austin Electric Utility Rev., 5.00%, 11/15/19	500,000	567,985
Bowie County Industrial Development Corp. Rev., (Wehco Media, Inc.), VRDN, 0.60%, 9/1/16 (LOC: JPMorgan Chase Bank N.A.)	3,300,000	3,300,000
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/21	860,000	1,001,539
Central Texas Regional Mobility Authority Rev., 6.00%, 1/1/21, Prerefunded at 100% of Par(1)	2,500,000	3,042,425
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/29	2,000,000	2,466,320
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/45	2,000,000	2,359,300
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,399,894
City Public Service Board of San Antonio Rev., 5.00%, 2/1/19	10,000,000	11,024,700

City Public Service Board of San Antonio Rev., 5.00%, 2/1/43	4,350,000	5,210,343
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,811,055
Dallas Area Rapid Transit Rev., 5.00%, 12/1/19	2,250,000	2,554,605
Dallas Independent School District GO, VRDN, 5.00%, 2/15/22 (PSF-GTD)	10,000,000	11,974,600
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/25	2,750,000	3,565,128
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/18	720,000	784,274
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	3,000,000	3,484,020
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	750,000	871,005
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	4,500,000	5,236,695
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	500,000	595,440
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/22	400,000	486,052
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/23	645,000	799,645
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,341,006
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	574,005
Fort Worth Water & Sewer System Rev., 5.00%, 2/15/17	1,000,000	1,020,510
Fort Worth Water & Sewer System Rev., 5.00%, 2/15/24	11,780,000	14,844,920
Frisco Independent School District GO, 5.00%, 8/15/21 (PSF-GTD)	4,015,000	4,804,108
Frisco Independent School District GO, 5.00%, 8/15/22 (PSF-GTD)	3,140,000	3,837,834
Garland Independent School District GO, 5.00%, 2/15/22 (PSF-GTD)	4,125,000	4,961,880
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	9,779,099
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,569,973
Harris County GO, 5.00%, 10/1/19	6,765,000	7,644,044
Harris County Rev., 5.00%, 8/15/17	5,000,000	5,209,050
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	4,077,793
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	2,126,012
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,905,690
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,260,510
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,254,880
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), 5.50%, 12/1/18	2,500,000	2,754,650
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 0.60%, 9/1/16	47,400,000	47,400,000
Harris County Cultural Education Facilities Finance Corp. Rev., (Texas Children's Hospital Obligated Group), 5.00%, 10/1/21	2,200,000	2,621,212
Harris County Cultural Education Facilities Finance Corp. Rev., (Texas Children's Hospital Obligated Group), 5.00%, 10/1/22	2,500,000	3,037,700
Harris County Cultural Education Facilities Finance Corp. Rev., (Texas Children's Hospital Obligated Group), 5.00%, 10/1/23	1,950,000	2,403,317
Harris County Health Facilities Development Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 0.60%, 9/1/16	4,815,000	4,815,000
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/20	1,220,000	1,397,400
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/21	900,000	1,050,642
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	1,027,361
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	859,810
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	928,439
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,218,150
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	617,513
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,751,674
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,194,220
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	574,429
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,181,140
Houston Rev., 5.00%, 9/1/25	1,000,000	1,242,470

Houston Rev., 5.00%, 9/1/27	2,050,000	2,517,872
Houston Rev., 5.00%, 9/1/28	710,000	866,150
Houston Airport System Rev., 5.00%, 7/1/23	2,560,000	3,077,683
Houston Airport System Rev., 5.00%, 7/1/24	4,000,000	4,805,120
Houston Airport System Rev., 5.50%, 7/1/39	4,000,000	4,338,760
Houston Independent School District GO, VRDN, 1.70%, 6/1/18 (PSF-GTD)	14,050,000	14,254,427
Lamar Consolidated Independent School District GO, VRDN, 1.05%, 8/15/18 (PSF-GTD)	5,000,000	4,991,650
Lone Star College System GO, 5.00%, 8/15/19, Prerefunded at 100% of Par(1)	1,000,000	1,125,650
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,600,000	2,955,758
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/22	1,000,000	1,143,580
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/23	3,435,000	3,914,732
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/24	2,000,000	2,275,420
Mansfield Independent School District GO, VRDN, 1.75%, 8/1/17 (PSF-GTD)	6,305,000	6,363,321
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,582,160
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/27	3,500,000	4,462,780
Mission Economic Development Corp. Rev., (Progressive Waste Solutions of, Inc.), VRDN, 0.68%, 9/1/16 (LOC: Bank of America N.A.)(GA: IESI Corp.)	1,200,000	1,200,000
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	3,216,068
North Texas Tollway Authority Rev., 5.00%, 1/1/21	7,615,000	8,864,774
North Texas Tollway Authority Rev., 5.00%, 1/1/24	3,500,000	4,342,135
North Texas Tollway Authority Rev., 5.00%, 1/1/28	3,000,000	3,516,030
North Texas Tollway Authority Rev., 5.00%, 1/1/29	2,500,000	2,925,850
North Texas Tollway Authority Rev., 5.00%, 1/1/30	6,310,000	7,367,241
North Texas Tollway Authority Rev., 5.00%, 1/1/36	2,000,000	2,303,140
North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,473,764
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 3.00%, 6/1/22	655,000	699,599
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/23	870,000	1,041,207
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/24	455,000	550,022
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/25	685,000	831,720
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/26	575,000	706,365
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/27	825,000	1,008,926
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/28	1,000,000	1,212,840
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/29	1,420,000	1,713,613
San Antonio GO, 5.00%, 2/1/18	2,650,000	2,814,035
San Antonio Water System Rev., 5.00%, 5/15/17	2,365,000	2,439,474
State of Texas GO, 5.00%, 10/1/16	3,355,000	3,368,017
State of Texas GO, 5.00%, 10/1/17	2,225,000	2,332,779
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), 4.00%, 11/15/34	2,000,000	2,247,880
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)(3)	2,255,000	2,697,702
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)(3)	2,365,000	2,868,934
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)(3)	1,000,000	1,219,750
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)(3)	1,500,000	1,674,675
Texas Transportation Commission State Highway Fund Rev., VRDN, 0.91%, 9/1/16	5,000,000	4,996,950
University of North Texas Rev., 5.00%, 4/15/27	5,770,000	7,218,962
Williamson County GO, 5.00%, 2/15/19 (NATL)	1,000,000	1,104,500
		352,211,922
Utah — 0.3%
St. George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,244,940
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,274,190

State of Utah GO, 5.00%, 7/1/18	4,000,000	4,321,920
Utah Transit Authority Rev., 5.00%, 6/15/24	2,900,000	3,479,971
Utah Transit Authority Rev., 5.00%, 6/15/25	1,220,000	1,458,400
		11,779,421
Vermont — 0.3%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	500,000	594,185
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	887,595
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/17, Prerefunded at 100% of Par (Ambac)(1)	2,145,000	2,248,668
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)	2,145,000	2,244,828
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,905,040
		10,880,316
Virginia — 0.8%
Fairfax County Economic Development Authority Rev., (Goodwin House, Inc.), 5.00%, 10/1/36(3)	1,800,000	2,137,608
Fairfax County Economic Development Authority Rev., (Goodwin House, Inc.), 4.00%, 10/1/42(3)	1,250,000	1,348,963
Fairfax County Economic Development Authority Special Tax, 5.00%, 4/1/20, Prerefunded at 100% of Par(1)	1,430,000	1,645,572
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/26	3,500,000	4,554,970
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,757,470
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	2,110,657
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	803,101
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,250,610
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,242,130
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	861,686
Virginia Resources Authority Rev., 5.00%, 10/1/16	5,320,000	5,340,429
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,714,870
		28,768,066
Washington — 4.7%
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/16	2,105,000	2,121,209
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/17	5,875,000	6,178,561
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/18	5,115,000	5,521,745
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/18	2,410,000	2,601,643
Energy Northwest Rev., (Bonneville Power Administration), 5.25%, 7/1/18	3,000,000	3,252,210
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/22	5,000,000	5,925,800
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	7,000,000	8,716,400
Port of Seattle Rev., 5.00%, 6/1/22	1,000,000	1,148,710
Seattle Municipal Light & Power Rev., 5.00%, 2/1/19	5,000,000	5,512,350
Seattle Municipal Light & Power Rev. VRDN, 1.24%, 9/1/16	11,250,000	11,250,000
Seattle Water System Rev., 5.00%, 5/1/22	10,000,000	12,137,000
State of Washington GO, 5.00%, 7/1/20	6,105,000	7,058,479
State of Washington GO, 5.00%, 6/1/21	1,650,000	1,959,045
State of Washington GO, 5.00%, 7/1/21	3,375,000	4,015,676
State of Washington GO, 5.00%, 6/1/22	2,000,000	2,376,340
State of Washington GO, 5.00%, 7/1/22	5,000,000	5,954,450
State of Washington GO, 5.00%, 7/1/23	3,855,000	4,697,356
State of Washington GO, 5.00%, 7/1/26	14,000,000	17,010,560
State of Washington GO, 5.00%, 7/1/27	10,000,000	12,589,300
State of Washington GO, 5.00%, 8/1/29	18,795,000	23,708,389

Tacoma Electric System Rev., 5.00%, 1/1/17	1,500,000	1,522,500
Tacoma Electric System Rev., 4.00%, 1/1/18	1,000,000	1,043,710
Tacoma Electric System Rev., 4.00%, 1/1/19	2,000,000	2,148,600
Tacoma Electric System Rev., 5.00%, 1/1/19	1,000,000	1,097,380
Washington Health Care Facilities Authority Rev., (Providence Health & Services Obligated Group), 5.25%, 10/1/33 (AGM)	4,500,000	4,884,795
Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	6,500,000	8,049,665
		162,481,873
Wisconsin — 1.0%
Public Finance Authority Rev., (Renown Regional Medical Center), 5.00%, 6/1/23	1,375,000	1,669,374
Public Finance Authority Rev., (Renown Regional Medical Center), 5.00%, 6/1/24	1,000,000	1,230,620
Public Finance Authority Rev., (Renown Regional Medical Center), 5.00%, 6/1/25	1,500,000	1,867,950
State of Wisconsin GO, 5.00%, 5/1/19	5,000,000	5,571,250
State of Wisconsin GO, 5.00%, 5/1/20	3,000,000	3,457,500
State of Wisconsin GO, 5.00%, 5/1/21	2,500,000	2,965,725
State of Wisconsin GO, 5.00%, 5/1/27	2,750,000	3,514,087
Wisconsin Department of Transportation Rev., 5.00%, 7/1/18	750,000	809,640
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.50%, 11/15/22 (GA: Mayo Clinic)	4,655,000	5,244,230
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30 (GA: Mayo Clinic)	5,800,000	6,526,856
		32,857,232
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $3,225,090,074)		3,439,093,881
OTHER ASSETS AND LIABILITIES — (0.5)%		(16,740,714)
TOTAL NET ASSETS — 100.0%		$3,422,353,167

NOTES TO SCHEDULE OF INVESTMENTS
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FHLB	-	Federal Home Loan Bank
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,225,090,074
Gross tax appreciation of investments	$215,657,499
Gross tax depreciation of investments	(1,653,692)
Net tax appreciation (depreciation) of investments	$214,003,807

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Tax-Free Money Market Fund
August 31, 2016

Tax-Free Money Market - Schedule of Investments
AUGUST 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.0%
California — 26.6%
Eastern Municipal Water District Rev., VRN, 0.65%, 9/1/16	3,000,000	3,000,000
Irvine Ranch Water District Special Assessment, VRN, 0.64%, 9/1/16	2,500,000	2,500,000
Metropolitan Water District of Southern California Rev., VRN, 0.64%, 9/1/16	6,000,000	6,000,000
Riverside County Rev., 2.00%, 10/12/16	2,500,000	2,504,745
Riverside Water Rev., VRN, 0.71%, 9/1/16	7,135,000	7,135,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.64%, 9/1/16 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	4,440,000	4,440,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.68%, 9/1/16 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Town of Hillsborough COP, VRDN, 0.64%, 9/1/16 (SBBPA: Bank of the West)	1,300,000	1,300,000
Victorville Joint Powers Finance Authority Rev., VRDN, 1.21%, 9/1/16 (LOC: BNP Paribas)	8,440,000	8,440,000
		38,319,745
District of Columbia — 3.5%
District of Columbia Rev., VRN, 0.68%, 9/1/16	5,000,000	5,000,000
Florida — 2.6%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.66%, 9/1/16 (AGM-CR and XLCA)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,700,000	3,700,000
Georgia — 3.7%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.71%, 9/1/16 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,600,000	1,600,000
Valdosta-Lowndes County Industrial Development Authority Rev., (Steeda Autosports, Inc.), VRDN, 0.77%, 9/1/16 (LOC: Bank of America N.A.)	2,360,000	2,360,000
Walton County Development Authority Rev., (Walton Press, Inc.), VRDN, 0.77%, 9/1/16 (LOC: Bank of America N.A.)	1,400,000	1,400,000
		5,360,000
Hawaii — 7.6%
State of Hawaii GO, 5.00%, 12/1/16	3,555,000	3,595,070
State of Hawaii Department of Budget & Finance Rev., (Wailuku River Hydroelectric LP), VRDN, 0.75%, 9/6/16 (LOC: MUFG Union Bank N.A.)	7,312,000	7,312,000
		10,907,070
Idaho — 2.1%
State of Idaho GO, 2.00%, 6/30/17	3,000,000	3,031,536
Illinois — 9.4%
East Moline Rev., (Elliott Aviation of the Quad Cities, Inc.), VRDN, 0.83%, 9/7/16 (LOC: U.S. Bank N.A.)	1,120,000	1,120,000
Illinois Finance Authority Rev., (Lake Towers Associates II LP), VRDN, 0.87%, 9/1/16 (LIQ FAC: FHLMC)	4,565,000	4,565,000
Illinois Finance Authority Rev., (Radiological Society of North America, Inc.), VRDN, 0.84%, 9/1/16 (LOC: JPMorgan Chase Bank N.A.)(Acquired 8/23/11, Cost $170,000)(2)	170,000	170,000
Illinois Finance Authority Rev., (Teacher's Academy for Mathematics and Science), VRDN, 0.80%, 9/7/16 (LOC: JPMorgan Chase Bank N.A.)	955,000	955,000
Illinois Finance Authority Rev., (Uniform Law Foundation), VRDN, 0.64%, 9/1/16 (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Housing Development Authority Rev., (Rome Meadows Associates III LP), VRDN, 0.95%, 9/1/16 (LOC: First National Bank and FHLB)	1,725,000	1,725,000
Rock Island County Metropolitan Airport Authority Rev., (Elliott Aviation of the Quad Cities, Inc.), VRDN, 0.83%, 9/7/16 (LOC: U.S. Bank N.A.)	615,000	615,000
Village of McCook Rev., (Illinois State Andrew Society), VRDN, 0.70%, 9/1/16 (LOC: Northern Trust Company)	1,700,000	1,700,000
		13,590,000
Indiana — 0.1%
University of Southern Indiana Rev., VRDN, 0.75%, 9/7/16 (LOC: JPMorgan Chase Bank N.A.)	150,000	150,000

Iowa — 0.4%
Iowa Finance Authority Rev., (Embria Health Sciences LLC), VRDN, 0.72%, 9/1/16 (LOC: Wells Fargo Bank N.A.)	500,000	500,000
Kentucky — 0.9%
Louisville/Jefferson County Metropolitan Government Rev., (Norton Healthcare Obligated Group), VRDN, 0.58%, 9/1/16 (LOC: PNC Bank N.A.)	1,300,000	1,300,000
Louisiana — 2.7%
Terrebonne Economic Development Authority Rev., (Buquet Distributing Co, Inc.), VRDN, 0.70%, 9/1/16 (LOC: Community Bank and FHLB)	3,900,000	3,900,000
Maryland — 1.0%
Montgomery County Rev., (American Gastroenterological Association, Inc.), VRDN, 0.67%, 9/1/16 (LOC: Wells Fargo Bank N.A.)	1,485,000	1,485,000
Massachusetts — 0.2%
Massachusetts Industrial Finance Agency Rev., VRDN, 0.93%, 9/7/16 (LOC: TD Bank N.A.)	240,000	240,000
Minnesota — 3.5%
Minnetonka Rev., (Brier Creek Apartments Partnership LLP), VRDN, 0.67%, 9/1/16 (LOC: Wells Fargo Bank N.A.)	200,000	200,000
St. Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 0.68%, 9/1/16 (LIQ FAC: FHLMC)	4,895,000	4,894,952
		5,094,952
Mississippi — 0.5%
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.62%, 9/1/16 (GA: Chevron Corp.)	700,000	700,000
Missouri — 0.5%
Health & Educational Facilities Authority of the State of Missouri Rev., (Kansas City Art Institute), VRDN, 0.60%, 9/1/16 (LOC: Commerce Bank)	700,000	700,000
Nevada — 0.2%
Reno Rev., VRDN, 0.64%, 9/1/16 (LOC: Bank of New York Mellon)	300,000	300,000
New Mexico — 0.3%
Albuquerque Rev., (CVI Laser LLC), VRDN, 0.82%, 9/1/16 (LOC: Bank of America N.A.)(Acquired 1/29/15, Cost $400,000)(2)	400,000	400,000
New York — 7.0%
Erie County Industrial Development Agency Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 0.71%, 9/1/16 (LOC: HSBC Bank USA N.A.)	7,300,000	7,300,000
North Amityville Fire Co, Inc. Rev., VRDN, 0.81%, 9/1/16 (LOC: Citibank N.A.)	2,290,000	2,290,000
Suffolk County Industrial Development Agency Rev., (JBC Realty LLC), VRDN, 0.88%, 9/7/16 (LOC: JPMorgan Chase Bank N.A.)	500,000	500,000
		10,090,000
North Carolina — 8.1%
Austin Trust Rev., VRDN, 0.70%, 9/1/16 (LIQ FAC: Bank of America N.A.)(1)	4,000,000	4,000,000
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 0.67%, 9/1/16 (LOC: Branch Banking & Trust)	4,340,000	4,340,000
North Carolina Medical Care Commission Rev., (Mission-St Joseph's Health System, Inc.), VRDN, 0.71%, 9/1/16 (SBBPA: Branch Banking & Trust)	3,355,000	3,355,000
		11,695,000
Oregon — 2.1%
State of Oregon GO, 2.00%, 6/30/17	3,000,000	3,034,765
Pennsylvania — 1.6%
Pennsylvania Economic Development Financing Authority Rev., (Gish Logging, Inc.), VRDN, 0.85%, 9/1/16 (LOC: PNC Bank N.A.)	100,000	100,000
Pennsylvania Economic Development Financing Authority Rev., (John C Helfrick), VRDN, 0.80%, 9/1/16 (LOC: PNC Bank N.A.)	500,000	500,000
Pennsylvania Economic Development Financing Authority Rev., (Miquon School), VRDN, 0.70%, 9/1/16 (LOC: PNC Bank N.A.)	300,000	300,000
Pennsylvania Economic Development Financing Authority Rev., (Pittsburgh Allegheny County Thermal Ltd.), VRDN, 0.85%, 9/1/16 (LOC: PNC Bank N.A.)	500,000	500,000
Pennsylvania Economic Development Financing Authority Rev., (Private Industry Council of Westmoreland/Fayette, Inc.), VRDN, 0.72%, 9/1/16 (LOC: PNC Bank N.A.)	300,000	300,000

Pennsylvania Economic Development Financing Authority Rev., VRDN, 0.70%, 9/1/16 (LOC: PNC Bank N.A.)	650,000	650,000
		2,350,000
South Carolina — 1.0%
South Carolina Jobs-Economic Development Authority Rev., (Franco Manufacturing Co, Inc.), VRDN, 0.88%, 9/7/16 (LOC: Bank of America N.A.)	1,500,000	1,500,000
Tennessee — 0.4%
Montgomery County Public Building Authority Rev., VRDN, 0.63%, 9/1/16 (LOC: Bank of America N.A.)	600,000	600,000
Texas — 10.4%
Allen Independent School District GO, 5.00%, 2/15/17 (PSF-GTD)	1,360,000	1,387,119
Gregg County Housing Finance Corp. Rev., (Bailey Properties LLC), VRDN, 0.71%, 9/1/16 (LIQ FAC: FNMA)	4,115,000	4,115,000
Gregg County Housing Finance Corp. Rev., (Summer Green LLC), VRDN, 0.71%, 9/1/16 (LIQ FAC: FNMA)	2,120,000	2,120,000
Mission Economic Development Corp. Rev., VRDN, 0.72%, 9/1/16 (LOC: Wells Fargo Bank N.A.)	1,735,000	1,735,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.66%, 9/1/16 (LIQ FAC: Bank of America N.A.)(1)	3,125,000	3,125,000
Texas A&M University Rev., 5.00%, 5/15/17	2,500,000	2,576,582
		15,058,701
Utah — 0.3%
Ogden City Redevelopment Agency Tax Allocation, VRDN, 0.67%, 9/1/16 (LOC: Wells Fargo Bank N.A.)	445,000	445,000
Washington — 2.3%
Washington Economic Development Finance Authority Rev., (Canam Steel Corp.), VRDN, 0.81%, 9/1/16 (LOC: Wells Fargo Bank N.A.)	1,900,000	1,900,000
Washington State Housing Finance Commission Rev., (Evergreen School), VRDN, 0.67%, 9/1/16 (LOC: Wells Fargo Bank N.A.)	1,340,000	1,340,000
		3,240,000
TOTAL INVESTMENT SECURITIES — 99.0%		142,691,769
OTHER ASSETS AND LIABILITIES — 1.0%		1,502,490
TOTAL NET ASSETS — 100.0%		$144,194,259

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
PSF-GTD	-	Permanent School Fund Guaranteed
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $19,865,000, which represented 13.8% of total net assets.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $570,000, which represented 0.4% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2016, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$142,691,769

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 25, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 25, 2016